UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM NCSR
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 81122431

                             RIVERPARK FUNDS TRUST
               (Exact name of registrant as specified in charter)
                                    ________


                        156 West 56th Street, 17th Floor
                               New York, NY 10019
              (Address of principal executive offices) (Zip code)

                                  Morty Schaja
                        156 West 56th Street, 17th Floor
                               New York, NY 10019
                    (Name and address of agent for service)

                                With copies to:
                                Thomas R. Westle
                                 Blank Rome LLP
                              405 Lexington Avenue
                               New York, NY 10174

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-484-2100

                  DATE OF FISCAL YEAR END: SEPTEMBER 30, 2012

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2012

ITEM 1.       REPORTS TO STOCKHOLDERS.



          [RIVERPARK FUNDS LOGO]


--------------------------------------------------------------------------------
                                                                   ANNUAL REPORT

                                                              SEPTEMBER 30, 2012
--------------------------------------------------------------------------------

          RIVERPARK LARGE GROWTH FUND
          Retail Class and Institutional Class Shares

          RIVERPARK/WEDGEWOOD FUND
          Retail Class and Institutional Class Shares

          RIVERPARK SMALL CAP GROWTH FUND
          Retail Class and Institutional Class Shares

          RIVERPARK SHORT TERM HIGH YIELD FUND
          Retail Class and Institutional Class Shares

          RIVERPARK LONG/SHORT OPPORTUNITY FUND
          Retail Class and Institutional Class Shares

          RIVERPARK/GARGOYLE HEDGED VALUE FUND
          Retail Class and Institutional Class Shares



INVESTMENT ADVISER:

RIVERPARK ADVISORS, LLC


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                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Management's Discussion of Fund Performance and Analysis

     RiverPark Large Growth Fund .......................................    1

     RiverPark/Wedgewood Fund ..........................................    3

     RiverPark Small Cap Growth Fund ...................................    5

     RiverPark Short Term High Yield Fund ..............................    7

     RiverPark Long/Short Opportunity Fund .............................    9

     RiverPark/Gargoyle Hedged Value Fund ..............................   11

Schedules of Investments

     RiverPark Large Growth Fund .......................................   13

     RiverPark/Wedgewood Fund ..........................................   14

     RiverPark Small Cap Growth Fund ...................................   15

     RiverPark Short Term High Yield Fund ..............................   17

     RiverPark Long/Short Opportunity Fund .............................   19

     RiverPark/Gargoyle Hedged Value Fund ..............................   23

Statements of Assets and Liabilities ...................................   25

Statements of Operations ...............................................   27

Statements of Changes in Net Assets ....................................   29

Financial Highlights ...................................................   32

Notes to Financial Statements ..........................................   34

Report of Independent Registered Public Accounting Firm ................   46

Trustees and Officers of the Trust .....................................   47

Disclosure of Fund Expenses ............................................   50

Approval of the Investment Advisory and Investment Sub
     Advisory Agreements ...............................................   52

Notice to Shareholders .................................................   55


The RiverPark Funds file their complete schedules of fund holdings with the Security and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent period ended June 30 is available (i) without charge, upon request, by calling 888-564-4517; and (ii) on the Commission's website at http://www.sec.gov.

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            MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE AND ANALYSIS

                          RIVERPARK LARGE GROWTH FUND

For the fiscal year ended September 30, 2012, the RiverPark Large Growth Fund gained 31.52% and 31.18% on its Institutional Class Shares and Retail Class Shares, respectively, while the Russell 1000 Growth Index gained 29.19% and the S&P 500 Index gained 30.20% .

Investment results for the Fiscal Year were not uniform across quarters. The Institutional shares gained 9.02% for the December quarter, 20.09% for the March quarter, lost 5.90% for the June quarter, and gained 6.76% in the September quarter.

The Fund's investment results were not uniform across sectors. The Fund's best performing sectors were Information Technology, Consumer Discretionary and Financials. The Fund's worst performing sectors were Industrials, Energy and Telecommunication Services. The Fund's best performers in the fiscal year were Equinix, Apple and Monsanto. The Fund's worst performers were Verifone Systems, Baidu, and Fossil.

The RiverPark Large Growth Fund seeks to make investments in securities of large capitalization companies, which it defines as those in excess of $5 billion. The Fund invests in what it believes are exciting growth businesses with significant long-term growth potential, but patiently waits for opportunities to purchase these companies at attractive prices. RiverPark believes the style is best described as a "value orientation toward growth". RiverPark believes that the current market environment provides it with an opportunity to own a diversified portfolio of growth stocks at attractive valuations. We are cautiously optimistic that we can achieve our long-term objective of realizing above average rates of return over the next few years.










THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE RUSSELL 1000 GROWTH INDEX MEASURES THE PERFORMANCE OF THE LARGE-CAP GROWTH SEGMENT OF THE U.S. EQUITY UNIVERSE. IT INCLUDES THOSE RUSSELL 1000 INDEX COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.


THE S&P 500 INDEX IS AN UNMANAGED MARKET CAPITALIZATION VALUE WEIGHTED COMPOSITE INDEX OF 500 STOCKS.


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                                       1

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   Comparison of Change in the Value of a $10,000 Investment in the RiverPark
  Large Growth Fund, Retail Class Shares, versus the Russell 1000 Growth Index and the S&P 500 Index


                                ------------------------------------------------
                                     AVERAGE ANNUAL RETURN FOR THE
                                     PERIOD ENDED SEPTEMBER 30, 2012
                                ------------------------------------------------
                                                          Annualized Inception
                                One Year Return                to Date*
                                ------------------------------------------------
Institutional Class Shares           31.52%                    15.51%
                                ------------------------------------------------
Retail Class Shares                  31.18%                    15.22%
                                ------------------------------------------------
Russell 1000 Growth Index            29.19%                    15.77%
                                ------------------------------------------------
S&P 500 Index                        30.20%                    14.74%
                                ------------------------------------------------


                                  [LINE GRAPH]



Initial Investment Date                        9/30/10       9/30/11    9/30/12
--------------------------------------------------------------------------------
RiverPark Large Growth Fund, Retail            $10,000       $10,119    $13,275
Russell 1000 Growth Index                      $10,000       $10,378    $13,407
S&P 500 Index                                  $10,000       $10,114    $13,169


* FUND COMMENCED OPERATIONS ON SEPTEMBER 30, 2010.

RETURNS SHOWN ABOVE ARE CALCULATED ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON DIVIDENDS OR DISTRIBUTIONS OR THE REDEMPTION OF SHARES FROM A FUND. RETURNS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THE PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN THE FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE AND REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN A SHAREHOLDER'S ORIGINAL COST. PERFORMANCE OF THE INSTITUTIONAL CLASS SHARES DIFFERS DUE TO THE DIFFERENCES IN EXPENSES.


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                                       2

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            MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE AND ANALYSIS

                            RIVERPARK/WEDGEWOOD FUND

For the fiscal year ended September 30, 2012, the RiverPark/Wedgewood Fund gained 34.50% and 34.17% on its Institutional Class Shares and Retail Class Shares, respectively, while the Russell 1000 Growth Index gained 29.19% and the S&P 500 Index gained 30.20% .

Investment results for the Fiscal Year were not uniform across quarters. The Institutional shares gained 10.56% for December quarter, 18.23% for the March quarter, lost 5.04% for the June quarter, and gained 8.35% in the September quarter.

The Fund's investment results were not uniform across sectors. The Fund's best performing sectors were Information Technology, Healthcare and Financials. The Fund's worst performing sectors were Consumer Discretionary, Industrials and Energy. The Fund's best performers in the fiscal year were Apple, Express Scripts, and Google. The Fund's worst performers were Expeditors International, Coach, and Charles Schwab.

The RiverPark/Wedgewood Fund seeks to make investments in about 19-21 companies, with market capitalizations in excess of $5 billion, which it believes have above-average growth prospects. The Fund invests in businesses that it believes are market leaders with a long-term sustainable competitive advantage. It patiently waits for opportunities to purchase what it believes are great businesses at attractive prices. While the Fund invests in growth it believes that valuation is the key to generating attractive returns over the long-term. Unlike most growth investors, the Fund's sub-advisor, Wedgewood Partners Inc. ("Wedgewood"), is not a momentum investor but rather a contrarian growth investor. Wedgewood is a firm that believes in investing as opposed to trading and generally experiences an annual portfolio turnover of less than 50%. Wedgewood believes that the current market environment provides it with an opportunity to own a portfolio of growth stocks at attractive valuations. We are cautiously optimistic that we can achieve our long-term objective of realizing above average rates of return over the next few years.







THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE RUSSELL 1000 GROWTH INDEX MEASURES THE PERFORMANCE OF THE LARGE-CAP GROWTH SEGMENT OF THE U.S. EQUITY UNIVERSE. IT INCLUDES THOSE RUSSELL 1000 INDEX COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.


THE S&P 500 INDEX IS AN UNMANAGED MARKET CAPITALIZATION VALUE WEIGHTED COMPOSITE INDEX OF 500 STOCKS.


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                                       3

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        Comparison of Change in the Value of a $10,000 Investment in the
 RiverPark/Wedgewood Fund, Retail Class Shares, versus the Russell 1000 Growth
                          Index and the S&P 500 Index



                                     -------------------------------------------
                                         AVERAGE ANNUAL RETURN FOR THE
                                        PERIOD ENDED SEPTEMBER 30, 2012
                                     -------------------------------------------
                                                          Annualized Inception
                                     One Year Return           to Date*
                                     -------------------------------------------
Institutional Class Shares                34.50%               17.91%
                                     -------------------------------------------
Retail Class Shares                       34.17%               17.63%
                                     -------------------------------------------
Russell 1000 Growth Index                 29.19%               15.77%
                                     -------------------------------------------
S&P 500 Index                             30.20%               14.74%
                                     -------------------------------------------


                                     [LINE GRAPH]


Initial Investment Date                   9/30/10      9/30/11      9/30/12
--------------------------------------------------------------------------------
RiverPark/Wedgewood Fund, Retail          $10,000      $10,312      $13,836
Russell 1000 Growth Index                 $10,000      $10,378      $13,407
S&P 500 Index                             $10,000      $10,114      $13,169



* FUND COMMENCED OPERATIONS ON SEPTEMBER 30, 2010.

RETURNS SHOWN ABOVE ARE CALCULATED ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON DIVIDENDS OR DISTRIBUTIONS OR THE REDEMPTION OF SHARES FROM A FUND. RETURNS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THE PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN THE FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE AND REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN A SHAREHOLDER'S ORIGINAL COST. PERFORMANCE OF THE INSTITUTIONAL CLASS SHARES DIFFERS DUE TO THE DIFFERENCES IN EXPENSES.

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                                       4

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            MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE AND ANALYSIS

                        RIVERPARK SMALL CAP GROWTH FUND

For the fiscal year ended September 30, 2012, the RiverPark Small Cap Growth Fund gained 18.31% and 18.16% on its Institutional Class Shares and Retail Class Shares, respectively, while the Russell 2000 Growth Index gained 31.18% and the Russell 2000 Index gained 31.91% .

Investment results for the Fiscal Year were not uniform through the quarters. The Institutional shares gained 7.80% for the December quarter, 12.45% for the March quarter, lost 5.92% for the June quarter, and gained 3.74% in the September quarter.

The Fund's investment results were not uniform across sectors. The Fund's best performing sectors were Consumer Discretionary, Information Technology and Financials. The Fund's worst performing sectors were Consumer Staples, Materials and Energy. The Fund's best performers in the fiscal year were Dollarama, Amerigroup and Rentrak. The Fund's worst performers were Diamond Foods, Accretive Health, and Polypore International.

The RiverPark Small Cap Growth Fund seeks to make investments in securities of small capitalization companies, which it defines as those below $2.5 billion. The Fund invests in what it believes are exciting growth businesses with significant long-term growth potential, but patiently waits for opportunities to purchase these companies at attractive prices. RiverPark believes the style is best described as a "value orientation toward growth". RiverPark believes that the current market environment provides it with an opportunity to own a diversified portfolio of growth stocks at attractive valuations. While the Fund's investment performance has lagged the Fund's benchmarks, we remain cautiously optimistic that we can achieve our long-term objective of realizing above average rates of return over the next few years.






THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX COMPRISED OF 2,000 STOCKS OF U.S. COMPANIES WITH SMALL MARKET CAPITALIZATION.

RUSSELL 2000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.


--------------------------------------------------------------------------------
                                       5

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   Comparison of Change in the Value of a $10,000 Investment in the RiverPark
   Small Cap Growth Fund, Retail Class Shares, versus the Russell 2000 Growth
                        Index and the Russell 2000 Index



                                     -------------------------------------------
                                           AVERAGE ANNUAL RETURN FOR THE
                                          PERIOD ENDED SEPTEMBER 30, 2012
                                     -------------------------------------------
                                                          Annualized Inception
                                     One Year Return            to Date*
                                     -------------------------------------------
Institutional Class Shares                18.31%                 6.73%
                                     -------------------------------------------
Retail Class Shares                       18.16%                 6.47%
                                     -------------------------------------------
Russell 2000 Growth Index                 31.18%                13.87%
                                     -------------------------------------------
Russell 2000 Index                        31.91%                12.79%
                                     -------------------------------------------


                                  [LINE GRAPH]

Initial Investment Date                            9/30/10    9/30/11   9/30/12
--------------------------------------------------------------------------------
RiverPark Small Cap Growth Fund, Retail            $10,000    $9,594    $11,337
Russell 2000 Growth Index                          $10,000    $9,888    $12,971
Russell 2000 Index                                 $10,000    $9,647    $12,725


* FUND COMMENCED OPERATIONS ON SEPTEMBER 30, 2010.

RETURNS SHOWN ABOVE ARE CALCULATED ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON DIVIDENDS OR DISTRIBUTIONS OR THE REDEMPTION OF SHARES FROM A FUND. RETURNS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THE PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN THE FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE AND REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN A SHAREHOLDER'S ORIGINAL COST. PERFORMANCE OF THE INSTITUTIONAL CLASS SHARES DIFFERS DUE TO THE DIFFERENCES IN EXPENSES.



--------------------------------------------------------------------------------
                                       6

[RIVERPARK FUNDS LOGO]
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            MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE AND ANALYSIS

                      RIVERPARK SHORT TERM HIGH YIELD FUND

For the fiscal year ended September 30, 2012, the RiverPark Short Term High Yield Fund gained 5.32% and 4.88% on its Institutional Class Shares and Retail Class Shares, respectively, while the BofA Merrill Lynch 1-3 Year U.S. Corporate Bond Index gained 4.51% and the BofA Merrill Lynch 1-Year U.S. Treasury Index gained 0.26% .

Investment results for the Fiscal Year were fairly uniform across quarters. The Institutional shares gained 1.65% for the December quarter, 1.34% for the March quarter, 1.02% for the June quarter, and 1.11% in the September quarter.

The Fund realized positive contributions from its investments in each of its five categories of investment. The Fund realized a contribution to its performance of 2.18% in its investments in the Short Term Maturity category, 1.90% in Redeemed Debt investments, 0.88% in Event-Driven, 0.60% in Cushion Bonds and 0.59% in Strategic Recap investments.

The Fund continues to strive for an attractive yield while managing the portfolio to a short average effective duration and what they perceive to be limited credit risk. As of September 30, 2012, 67% of the Fund's invested portfolio is expected to mature or be repaid within 90 days, while 88% of the Fund's invested portfolio is expected to mature or be repaid within 12 months. Over 66% of the invested portfolio is expected to be repaid as the result of a corporate event (redemption or early retirement due to an acquisition or recapitalization).

The RiverPark Short Term High Yield Fund focuses on short term high yield securities for which they believe credit ratings do not accurately reflect a company's ability to meet their short term credit obligations. The RiverPark Short Term High Yield Fund seeks to make investments in fixed income securities of companies that have announced or, in the opinion of the Fund's sub-advisor, Cohanzick Management LLC ("Cohanzick"), will announce a funding event, reorganization or other corporate event that they believe will have a positive impact on a company's ability to repay their debt. Additionally, the Fund will invest in securities in which it perceives there is limited near term risk of default. In Cohanzick's view, the risks associated with investing in short term high yield debt are very different from investing in long-dated paper in which operating performance and business sustainability are of primary concern.








THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE BOFA MERRILL LYNCH 1-3 YEAR U.S. CORPORATE BOND INDEX IS AN UNMANAGED INDEX COMPRISED OF U.S. DOLLAR DENOMINATED INVESTMENT GRADE CORPORATE DEBT SECURITIES PUBLICLY ISSUED IN THE U.S. DOMESTIC MARKET WITH AT LEAST ONE YEAR REMAINING TERM TO FINAL MATURITY.

THE BOFA MERRILL LYNCH 1-YEAR U.S. TREASURY INDEX TRACKS THE PERFORMANCE OF U.S. DOLLAR DENOMINATED SOVEREIGN DEBT PUBLICLY ISSUED BY THE U.S. GOVERNMENT IN ITS DOMESTIC MARKET WITH AT LEAST ONE YEAR REMAINING TERM TO FINAL MATURITY.



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                                       7

[RIVERPARK FUNDS LOGO]
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   Comparison of Change in the Value of a $10,000 Investment in the RiverPark
 Short Term High Yield Fund, Retail Class Shares, versus the BofA Merrill Lynch
   1-3 Year U.S. Corporate Bond Index and the BofA Merrill Lynch 1-Year U.S.
                                 Treasury Index



                                      ------------------------------------------
                                            AVERAGE ANNUAL RETURN FOR THE
                                           PERIOD ENDED SEPTEMBER 30, 2012
                                      ------------------------------------------
                                                            Annualized Inception
                                      One Year Return             to Date*
                                      ------------------------------------------
Institutional Class Shares                5.32%                    4.24%
                                      ------------------------------------------
Retail Class Shares                       4.88%                    3.97%
                                      ------------------------------------------
BofA Merrill Lynch 1-3 Year U.S.
     Corporate Bond Index                 4.51%                    2.94%
                                      ------------------------------------------
BofA Merrill Lynch 1-Year U.S.
     Treasury Index                       0.26%                    0.41%
                                      ------------------------------------------


                                  [LINE GRAPH]


Initial Investment Date                     9/30/10      9/30/11     9/30/12
--------------------------------------------------------------------------------
RiverPark Short Term High Yield Fund,
     Retail                                 $10,000      $10,306     $10,809
BofA Merrill Lynch 1-3 Year Corporate
     Bond Index                             $10,000      $10,141     $10,598
BofA Merrill Lynch 1-Year Treasury
     Index                                  $10,000      $10,055     $10,082






* FUND COMMENCED OPERATIONS ON SEPTEMBER 30, 2010.

RETURNS SHOWN ABOVE ARE CALCULATED ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON DIVIDENDS OR DISTRIBUTIONS OR THE REDEMPTION OF SHARES FROM A FUND. RETURNS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THE PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN THE FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE AND REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN A SHAREHOLDER'S ORIGINAL COST. PERFORMANCE OF THE INSTITUTIONAL CLASS SHARES DIFFERS DUE TO THE DIFFERENCES IN EXPENSES.




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                                       8

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            MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE AND ANALYSIS

                     RIVERPARK LONG/SHORT OPPORTUNITY FUND

For the fiscal year ended September 30, 2012, the RiverPark Long/Short Opportunity Fund gained 32.28% and 32.15% on its Institutional Class Shares and Retail Class Shares, respectively, while the S&P 500 Index gained 30.20% and the Morningstar Long/Short Equity Category gained 8.72% .(1) The average gross and net exposures of the Fund for the fiscal year were 168% and 54% (long 111%, short 57%), respectively.

Investment results for the partial Fiscal Year were not uniform across quarters. The Institutional shares lost 3.60% for the June quarter and gained 5.19% in the September quarter.

The Fund's investment results were not uniform across sectors. From April 1, 2012 through September 30, 2012, the Fund's best performing sectors were Information Technology, Consumer Discretionary and Materials. The Fund's worst performing sectors were Consumer Staples, Energy and Industrials. The Fund's best performers in the same partial fiscal year were Ebay, Equinix, and Google. The Fund's worst performers were Verifone Systems, Fossil and Bankrate.

The RiverPark Long/Short Opportunity Fund seeks long-term capital appreciation while managing downside volatility by investing long in equity securities that the Fund's investment adviser believes have above-average growth prospects and selling short equity securities the Adviser believes are competitively disadvantaged over the long-term. The Fund is an opportunistic long/short investment fund. The Fund's investment goal is to achieve above-average rates of return with less volatility and less downside risk as compared to U.S. equity markets.







THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE S&P 500 INDEX IS AN UNMANAGED MARKET CAPITALIZATION VALUE WEIGHTED COMPOSITE INDEX OF 500 STOCKS.

THE MORNINGSTAR LONG/SHORT EQUITY CATEGORY PORTFOLIOS HOLD SIZABLE STAKES IN BOTH LONG AND SHORT POSITIONS. SOME FUNDS THAT FALL INTO THIS CATEGORY ARE MARKET NEUTRAL - DIVIDING THEIR EXPOSURE EQUALLY BETWEEN LONG AND SHORT POSITIONS IN AN ATTEMPT TO EARN A MODEST RETURN THAT IS NOT TIED TO THE MARKET'S FORTUNES. OTHER PORTFOLIOS THAT ARE NOT MARKET NEUTRAL WILL SHIFT THEIR EXPOSURE TO LONG AND SHORT POSITIONS DEPENDING UPON THEIR MACRO OUTLOOK OR THE OPPORTUNITIES THEY UNCOVER THROUGH BOTTOM-UP RESEARCH.


-------------------
(1) THE PERFORMANCE DATA FOR PERIODS PRIOR TO MARCH 30, 2012 IS THAT OF RIVERPARK OPPORTUNITY FUND, LLC (THE'' PREDECESSOR FUND''). THE PREDECESSOR FUND WAS NOT A REGISTERED MUTUAL FUND AND WAS NOT SUBJECT TO THE SAME INVESTMENT AND TAX RESTRICTIONS AS THE FUND. IF IT HAD BEEN, THE PREDECESSOR FUND'S PERFORMANCE MIGHT HAVE BEEN LOWER.


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                                       9

[RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

   Comparison of Change in the Value of a $10,000 Investment in the RiverPark Long/Short Opportunity Fund, Retail Class Shares, versus the S&P 500 Index and
                     Morningstar Long/Short Equity Category


                                      --------------------------------------------------------------
                                                        AVERAGE ANNUAL RETURN FOR THE
                                                       PERIOD ENDED SEPTEMBER 30, 2012
                                     ---------------------------------------------------------------
                                                          Annualized 3 Year     Annualized Inception
                                     One Year Return*          Return**              to Date**
                                     ---------------------------------------------------------------
Institutional Class Shares*               32.28%               12.31%                  12.31%
                                     ---------------------------------------------------------------
Retail Class Shares*                      32.15%               12.27%                  12.27%
                                     ---------------------------------------------------------------
S&P 500 Index                             30.20%               13.20%                  13.20%
                                     ---------------------------------------------------------------
Morningstar Long/Short Equity
     Category                              8.72%                2.14%                   2.14%
                                     ---------------------------------------------------------------




                                  [LINE GRAPH]

Initial Investment Date                    9/30/09    9/30/10   9/30/11  9/30/12
--------------------------------------------------------------------------------
RiverPark Long/Short Opportunity,
     Retail                                $10,000    $10,242   $10,708  $14,151
S&P 500 Index                              $10,000    $11,016   $11,142  $14,507
Morningstar Long/Short Equity
     Category                              $10,000    $10,160    $9,859  $10,655


* FUND COMMENCED OPERATIONS ON MARCH 30, 2012.

** THE PERFORMANCE DATA QUOTED FOR PERIODS PRIOR TO MARCH 30, 2012 IS THAT OF THE PREDECESSOR FUND. THE PREDECESSOR FUND COMMENCED OPERATIONS PRIOR TO THE PERIODS SHOWN. THE PREDECESSOR FUND WAS NOT A REGISTERED MUTUAL FUND AND WAS NOT SUBJECT TO THE SAME INVESTMENT AND TAX RESTRICTIONS AS THE FUND. IF IT HAD BEEN, THE PREDECESSOR FUND'S PERFORMANCE MIGHT HAVE BEEN LOWER. PERFORMANCE SHOWN FOR PERIODS OF ONE YEAR AND GREATER ARE ANNUALIZED. INCEPTION DATE OF THE PREDECESSOR FUND WAS SEPTEMBER 30, 2009.

FOR PERIODS AFTER MARCH 30, 2012, THE RETURNS SHOWN ABOVE ARE CALCULATED ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON DIVIDENDS OR DISTRIBUTIONS OR THE REDEMPTION OF SHARES FROM A FUND. RETURNS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THE PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN THE FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE AND REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN A SHAREHOLDER'S ORIGINAL COST. PERFORMANCE OF THE INSTITUTIONAL CLASS SHARES DIFFERS DUE TO THE DIFFERENCES IN EXPENSES.



--------------------------------------------------------------------------------
                                       10

[RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

            MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE AND ANALYSIS

                      RIVERPARK/GARGOYLE HEDGED VALUE FUND

For the fiscal year ended September 30, 2012, the RiverPark/Gargoyle Hedged Value Fund gained 13.43% and 13.31% on its Institutional Class Shares and Retail Class Shares, respectively, while the S&P 500 Index gained 30.20% and the Russell 1000 Value Index gained 30.92% .(2) From May 1, 2012 through September 30, 2012, the Fund's equities gained 0.64% and the Fund lost 0.44% in its index option positions.

Investment results for the partial Fiscal Year were not uniform across quarters. The Institutional shares lost 3.30% for the partial June quarter and gained 3.10% in the September quarter.

The Fund's investment results were not uniform across sectors. From May 1, 2012 through September 30, 2012, the Fund's best performing sectors within its equity portfolio were Healthcare, Energy and Consumer Discretionary. The Fund's worst performing sectors within its equity portfolio were Information Technology, Materials and Consumer Staples. The Fund's best equity performers in the same partial fiscal year were MetroPCS Communications, Onyx Pharmaceuticals, and HoyFrontier. The Fund's worst equity performers were Advanced Micro Devices, Alpha Natural Resources and NII Holdings.

The RiverPark/Gargoyle Hedged Value Fund seeks long-term capital appreciation while exposing investors to less risk than broad stock market indicies by combining two investment strategies. First, the Fund intends to be fully invested in equity securities of medium-large capitalization companies (the "Stock Portfolio") that Gargoyle Investment Advisor LLC ("Gargoyle"), the Fund's subadviser, believes are attractively priced relative to medium-large capitalization stocks generally. Second, the Fund writes index call options ("Options Portfolio") against the Stock Portfolio in an effort to increase the Fund's income, reduce the volatility of its returns and, in general, improve the reward/risk of the Stock Portfolio. The Fund expects to maintain a net market exposure of between 35% and 65%.

We are cautiously optimistic that we can achieve our long-term objective of realizing above average rates of return over the next few years. Additionally, the Fund believes that it can gain performance from its index option writing activities while it also believes the options can decrease overall performance volatility.






THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE S&P 500 INDEX IS AN UNMANAGED MARKET CAPITALIZATION VALUE WEIGHTED COMPOSITE INDEX OF 500 STOCKS

THE RUSSELL 1000 VALUE INDEX MEASURES THE PERFORMANCE OF THE LARGE-CAP VALUE SEGMENT OF THE U.S. EQUITY UNIVERSE. IT INCLUDES THOSE RUSSELL 1000 INDEX COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER EXPECTED GROWTH VALUES.

-------------------
(2) THE PERFORMANCE DATA FOR PERIODS PRIOR TO APRIL 30, 2012 IS THAT OF GARGOYLE HEDGED VALUE FUND L.P. (THE" PREDECESSOR FUND"). THE PREDECESSOR FUND WAS NOT A REGISTERED MUTUAL FUND AND WAS NOT SUBJECT TO THE SAME INVESTMENT AND TAX RESTRICTIONS AS THE FUND. IF IT HAD BEEN, THE PREDECESSOR FUND'S PERFORMANCE MIGHT HAVE BEEN LOWER.



--------------------------------------------------------------------------------
                                       11

[RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

        Comparison of Change in the Value of a $10,000 Investment in the RiverPark/Gargoyle Hedged Value Fund, Retail Class Shares, versus the S&P 500
                     Index and the Russell 1000 Value Index


                                 ---------------------------------------------------------------------------------------------------
                                                     AVERAGE ANNUAL RETURN FOR THE PERIOD ENDED SEPTEMBER 30, 2012
                                 ---------------------------------------------------------------------------------------------------
                                                      Annualized 3 Year    Annualized 5 Year    Annualized 10        Annualized
                                 One Year Return**        Return**             Return**         Year Return**    Inception to Date**
                                 ---------------------------------------------------------------------------------------------------
Institutional Class Shares*          13.43%                8.01%                1.20%             9.11%                7.25%
                                 ---------------------------------------------------------------------------------------------------
Retail Class Shares*                 13.31%                7.97%                1.18%             9.10%                7.25%
                                 ---------------------------------------------------------------------------------------------------
S&P 500 Index                        30.20%               13.20%                1.05%             8.01%                1.72%
                                 ---------------------------------------------------------------------------------------------------
Russell 1000 Value Index             30.92%               11.84%               (0.90)%            8.17%                4.31%
                                 ---------------------------------------------------------------------------------------------------


                                  [LINE GRAPH]


Initial Investment Date                5/1/87 9/30/03  9/30/04 9/30/05 9/30/06 9/30/07 9/30/08 9/30/09 9/30/10 9/30/11 9/30/12
------------------------------------------------------------------------------------------------------------------------------------
RiverPark/Gargoyle Hedged Value Fund,
     Retail                           $10,000 $12,717  $14,982 $18,188 $20,527 $22,527 $17,582 $18,974 $22,038 $21,078 $23,860
S&P 500 Index                         $10,000 $12,439  $14,165 $15,900 $17,615 $20,511 $16,004 $14,898 $16,412 $16,600 $21,615
Russell 1000 Value Index              $10,000 $12,437  $14,988 $17,489 $20,046 $22,943 $17,538 $15,676 $17,070 $16,748 $21,926


* FUND COMMENCED OPERATIONS ON APRIL 30, 2012.

** THE PERFORMANCE DATA QUOTED FOR PERIODS PRIOR TO APRIL 30, 2012 IS THAT OF THE PREDECESSOR FUND. THE PREDECESSOR FUND COMMENCED OPERATIONS PRIOR TO THE PERIODS SHOWN. THE PREDECESSOR FUND WAS NOT A REGISTERED MUTUAL FUND AND WAS NOT SUBJECT TO THE SAME INVESTMENT AND TAX RESTRICTIONS AS THE FUND. IF IT HAD BEEN, THE PREDECESSOR FUND'S PERFORMANCE MIGHT HAVE BEEN LOWER. PERFORMANCE SHOWN FOR ONE YEAR AND GREATER ARE ANNUALIZED. THE PREDECESSOR FUND COMMENCED OPERATIONS IN 1997. SUBSTANTIAL CHANGES WERE MADE TO THE STRATEGY IN JANUARY 2000, CONSISTENT WITH THE STRATEGY OF THE FUND. PERFORMANCE RESULTS DURING YEARS 1997 THROUGH 1999 ARE AVAILABLE UPON REQUEST BY CALLING THE FUND AT 888-564-4517.

FOR PERIODS AFTER APRIL 30, 2012, THE RETURNS SHOWN ABOVE ARE CALCULATED ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON DIVIDENDS OR DISTRIBUTIONS OR THE REDEMPTION OF SHARES FROM A FUND. RETURNS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THE PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN THE FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE AND REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN A SHAREHOLDER'S ORIGINAL COST. PERFORMANCE OF THE INSTITUTIONAL CLASS SHARES DIFFERS DUE TO THE DIFFERENCES IN EXPENSES.



--------------------------------------------------------------------------------
                                       12

[RiverPark Logo]                                     RiverPark Large Growth Fund
                                                              September 30, 2012
--------------------------------------------------------------------------------



SECTOR WEIGHTING+

                                   [BAR CHART]


Information Technology                                                     29.2%
Consumer Discretionary                                                     26.6%
Financials                                                                 17.4%
Time Deposit                                                                7.6%
Energy                                                                      6.9%
Materials                                                                   5.1%
Telecommunications Services                                                 2.8%
Health Care                                                                 2.4%
Industrials                                                                 2.0%


+ Percentages are based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                                     SHARES    VALUE
                                                                          (000)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

COMMON STOCK -- 91.5%**

  Consumer Discretionary -- 26.3%
    Coach                                                        7,550   $   423
    Discovery Communications, Cl C*                              8,750       491
    Dollar Tree*                                                13,950       673
    Fossil*                                                      2,780       236
    Las Vegas Sands                                             10,040       466
    McDonald's                                                   4,070       373
    priceline.com*                                                 910       563
    Ralph Lauren, Cl A                                           2,580       390
    Starbucks                                                   13,673       694
    TripAdvisor*                                                 5,160       170
    Walt Disney                                                  5,799       303
    Wynn Resorts                                                 2,350       271
                                                                           -----
                                                                           5,053
                                                                           -----
  Energy -- 6.8%
    Cabot Oil & Gas                                              4,190       188
    Devon Energy                                                 4,050       245
    National Oilwell Varco                                       4,775       382
    Schlumberger                                                 3,123       226
    Southwestern Energy*                                         7,560       263
                                                                           -----
                                                                           1,304
                                                                           -----
  Financials -- 17.2%
    American Express                                             7,627       433
    Charles Schwab                                              19,100       244
    CME Group, Cl A                                              4,640       266
    IntercontinentalExchange*                                    1,880       251
    KKR & Co., LP (a)                                           22,796       344
    Mastercard, Cl A                                               587       265
    TD Ameritrade Holding                                       16,640       256
    The Blackstone Group LP (a)                                 62,730       896
    Visa, Cl A                                                   2,560       344
                                                                           -----
                                                                           3,299
                                                                           -----
  Health Care -- 2.4%
    Intuitive Surgical*                                            550       273
    Stericycle*                                                  1,980       179
                                                                           -----
                                                                             452
                                                                           -----



--------------------------------------------------------------------------------
                                                           SHARES/FACE
DESCRIPTION                                                   AMOUNT      VALUE
                                                              (000)       (000)
--------------------------------------------------------------------------------

  Industrials - 2.0%
     Precision Castparts                                         1,180     $ 193
     United Parcel Service, Cl B                                 2,530       181
                                                                        --------
                                                                             374
                                                                        --------

  Information Tecnology - 29.0%
     Alliance Data Systems*                                      3,950       561
     Apple                                                       1,340       894
     Cognizant Technology Solutions, Cl A                        9,510       665
     eBay*                                                      10,982       531
     EMC*                                                       18,657       509
     Equinix*                                                    2,460       507
     Google, Cl A*                                               1,190       898
     QUALCOMM                                                   11,859       741
     VeriFone Systems*                                           9,080       253
                                                                        --------
                                                                           5,559
                                                                        --------

  Materials - 5.0%
     Ecolab                                                      2,940       190
     Monsanto                                                    6,524       594
     Praxair                                                     1,740       181
                                                                        --------
                                                                             965
                                                                        --------

  Telecommunication Services - 2.8%
     American Tower, Cl A REIT                                   3,950       282
     SBA Communications, Cl A*                                   4,127       260
                                                                        --------
                                                                             542
                                                                        --------

Total Common Stock
  (Cost $16,287) (000)                                                    17,548
                                                                        --------

TIME DEPOSIT - 7.5%

  Brown Brothers, 0.030% (b)                                  $  1,448     1,448
   (Cost $1,448) (000)                                                  --------


Total Investments - 99.0%
  (Cost $17,735) (000)                                                  $ 18,996
                                                                        ========





As of September 30, 2012, all of the Fund's investments were considered Level 1 except for the Time Deposit which was Level 2. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

     Percentages are based on Net Assets of $19,187 (000).
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a) Security considered Master Limited Partnership. At September 30, 2012, these securities amounted to $1,240 (000) or 6.5% of Net Assets.
(b)  Rate shown is the simple yield as of September 30, 2012.

Cl -- Class
LP -- Limited Partnership
REIT -- Real Estate Investment Trust






--------------------------------------------------------------------------------
                                       13

    The accompanying notes are an integral part of the financial statements.

[RiverPark Logo]                                        RiverPark/Wedgewood Fund
                                                              September 30, 2012
--------------------------------------------------------------------------------

SECTOR WEIGHTING+

                                   [BAR CHART]


Information Technology                                                     30.1%
Health Care                                                                20.1%
Financials                                                                 19.8%
Industrials                                                                11.9%
Time Deposit                                                                7.3%
Energy                                                                      6.6%
Consumer Discretionary                                                      4.2%

+     Percentages are based on total investments.


--------------------------------------------------------------------------------
DESCRIPTION                                                     SHARES    VALUE
                                                                          (000)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

COMMON STOCK -- 92.9%**

  Consumer Discretionary -- 4.3%
    Coach                                                      345,000   $19,327
                                                                         -------
  Energy -- 6.6%
    National Oilwell Varco                                     171,000    13,699
    Schlumberger                                               224,000    16,202
                                                                         -------
                                                                          29,901
                                                                         -------
  Financials -- 19.8%
    American Express                                           310,000    17,627
    Berkshire Hathaway, Cl B*                                  399,000    35,192
    Charles Schwab                                           1,384,000    17,701
    Visa, Cl A                                                 143,000    19,202
                                                                         -------
                                                                          89,722
                                                                         -------
  Health Care -- 20.1%
    Express Scripts Holding*                                   440,000    27,575
    Gilead Sciences*                                           247,000    16,383
    Perrigo                                                    120,000    13,940
    Stericycle*                                                161,000    14,573
    Varian Medical Systems*                                    311,000    18,760
                                                                         -------
                                                                          91,231
                                                                         -------
  Industrials -- 11.9%
    Cummins                                                    256,000    23,606
    Expeditors International of
    Washington                                                 437,000    15,889
    Verisk Analytics, Cl A*                                    303,000    14,426
                                                                         -------
                                                                          53,921
                                                                         -------
   Information Technology -- 30.2%
    Apple                                                       57,000    38,034
    Cognizant Technology
     Solutions, Cl A*                                          328,000    22,934
    EMC*                                                       582,000    15,871
    Google, Cl A*                                              43,000     32,443
    QUALCOMM                                                   435,000    27,183
                                                                         -------
                                                                         136,465
                                                                         -------
Total Common Stock
 (Cost $378,149) (000)                                                   420,567
                                                                         -------






--------------------------------------------------------------------------------
                                                               FACE
DESCRIPTION                                                   AMOUNT      VALUE
                                                              (000)       (000)
--------------------------------------------------------------------------------
TIME DEPOSITS -- 7.4%

  Brown Brothers, 0.030% (a)                                   $33,177   $33,177
     (Cost $33,177) (000)                                                 ------


Total Investments ----- 100.3%
  (Cost $411,326) (000)                                                $ 435,744
                                                                       =========



As of September 30, 2012, all of the Fund's investments were considered Level 1 except for the Time Deposit which was Level 2. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

    Percentages are based on Net Assets of $452,598 (000).
*   Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a) Rate shown is the simple yield as of September 30, 2012.

Cl -- Class

--------------------------------------------------------------------------------
                                       14

    The accompanying notes are an integral part of the financial statements.

[RiverPark Logo]                                 RiverPark Small Cap Growth Fund
                                                 September 30, 2012
--------------------------------------------------------------------------------

SECTOR WEIGHTING+

                                   [BAR CHART]


Information Technology                                                     33.2%
Consumer Discretionary                                                     19.4%
Financials                                                                 13.0%
Health Care                                                                 9.4%
Industrials                                                                 8.0%
Time Deposit                                                                4.6%
Energy                                                                      4.0%
Consumer Staples                                                            3.9%
Telecommunications Services                                                 3.5%
Utilities                                                                   1.0%



+     Percentages are based on total investments.


--------------------------------------------------------------------------------
DESCRIPTION                                                     SHARES    VALUE
                                                                          (000)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

COMMON STOCK ----- 95.9%**

  Consumer Discretionary -- 19.5%
    Dollarama                                                    3,338   $   213
    HomeAway*                                                    3,900        91
    HSN                                                          2,239       110
    Imax*                                                        5,000       100
    National CineMedia                                           7,140       117
    Rentrak*                                                     9,180       155
    Steiner Leisure*                                             1,444        67
    Vail Resorts                                                 1,416        82
                                                                         -------
                                                                             935
                                                                         -------
  Consumer Staples -- 3.9%
    Annie's*                                                     1,700        76
    Darling International*                                       6,185       113
                                                                         -------
                                                                             189
                                                                         -------
  Energy -- 4.0%
    CARBO Ceramics                                               1,147        72
    Clean Energy Fuels*                                          4,746        63
    Gevo*                                                        5,535        12
    Southern Pacific Resource*                                  31,900        45
                                                                         -------
                                                                             192
                                                                         -------
  Financials -- 13.1%
    BBCN Bancorp*                                                6,220        79
    CapLease REIT                                               15,540        80
    Coresite Realty REIT                                         3,630        98
    DuPont Fabros Technology REIT                                2,530        64
    EverBank Financial                                           6,000        83
    Stifel Financial*                                            2,082        70
    Walker & Dunlop*                                             5,238        80
    Zillow, Cl A*                                                1,760        74
                                                                         -------
                                                                             628
                                                                         -------




--------------------------------------------------------------------------------
                                                           SHARES/FACE
DESCRIPTION                                                   AMOUNT      VALUE
                                                              (000)       (000)
--------------------------------------------------------------------------------
  Health Care -- 9.4%
    Accretive Health*                                           11,015   $   123
    athenahealth*                                                  472        43
    Cubist Pharmaceuticals*                                      1,000        48
    HMS Holdings*                                                2,700        90
    MAKO Surgical*                                               4,665        81
    Volcano*                                                     2,359        68
                                                                            ----
                                                                             453
                                                                            ----
  Industrials -- 6.1%
    Clean Harbors*                                               1,268        62
    Genesee & Wyoming, Cl A*                                     1,288        86
    Hardinge                                                     6,900        71
    Polypore International*                                      2,050        72
                                                                            ----
                                                                             291
                                                                            ----
  Information Technology -- 35.3%
    Bankrate*                                                    7,740       121
    CommVault Systems*                                             900        53
    Cornerstone OnDemand*                                        1,800        55
    CoStar Group*                                                1,127        92
    Exa*                                                         4,500        49
    Fortinet*                                                    3,900        94
    Imagination Technologies Group*                              6,000        46
    InterXion Holding*                                           5,500       125
    Liquidity Services*                                          1,850        93
    LogMeIn*                                                     2,875        64
    MoneyGram International*                                     5,200        77
    PDF Solutions*                                               8,677       119
    QLIK Technologies*                                           3,100        69
    Sapient*                                                    14,900       159
    Stamps.com*                                                  7,432       172
    TechTarget*                                                 12,901        76
    TiVo*                                                       13,682       143
    Vocus*                                                       4,169        84
                                                                           -----
                                                                           1,691
                                                                           -----
  Telecommunication Services -- 3.6%
    SBA Communications, Cl A*                                    1,658       104
    Vonage Holdings*                                            29,300        67
                                                                           -----
                                                                             171
                                                                           -----
  Utilities -- 1.0%
    GWR Global Water Resources*                                 16,600        47
                                                                           -----

Total Common Stock
  (Cost $4,290) (000)                                                      4,597
                                                                           -----
TIME DEPOSIT -- 4.6%

  Brown Brothers, 0.030% (a)                                   $   222       222
    (Cost $222) (000)                                                      -----

Total Investments -- 100.5%
  (Cost $4,512) (000)                                                     $4,819
                                                                          ------


--------------------------------------------------------------------------------
                                       15

    The accompanying notes are an integral part of the financial statements.

[RiverPark Logo]                                 RiverPark Small Cap Growth Fund
                                                 September 30, 2012
--------------------------------------------------------------------------------

As of September 30, 2012, all of the Fund's investments were considered Level 1 except for the Time Deposit which was Level 2.
Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

     Percentages are based on Net Assets of $4,794 (000).
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)  Rate shown is the simple yield as of September 30, 2012.


Cl -- Class
REIT -- Real Estate Investment Trust



--------------------------------------------------------------------------------
                                       16

    The accompanying notes are an integral part of the financial statements.

[RiverPark Logo]                            RiverPark Short Term High Yield Fund
                                            September 30, 2012
--------------------------------------------------------------------------------

SECTOR WEIGHTING+

                                   [BAR CHART]


Corporate Obligations                                                      82.4%
Convertible Bonds                                                          13.1%
Bank Loan Obligations                                                       3.4%
Preferred Stock                                                             1.1%

+ Percentages are based on total investments.


--------------------------------------------------------------------------------
                                                               FACE
DESCRIPTION                                                   AMOUNT      VALUE
                                                              (000)       (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS -- 82.7%

  Consumer Discretionary -- 23.7%
     AMC Entertainment
       8.000%, 03/01/14                                       $  6,217   $ 6,225
     Avis Budget Car Rental
       2.935%, 05/15/14 (a)                                      2,300     2,300
     Baker & Taylor
       11.500%, 07/01/13 (b)                                     1,247     1,253
     Collective Brands
       8.250%, 08/01/13                                            154       155
     Gray Television
       10.500%, 06/29/15                                         8,600     9,363
     Hanesbrands
       4.113%, 12/15/14 (a)                                      1,624     1,625
     K Hovnanian Enterprises
       10.625%, 10/15/16                                        10,960    11,940
     Nielsen Finance
       11.625%, 02/01/14                                         2,911     3,297
       11.500%, 05/01/16                                         3,096     3,475
     Peninsula Gaming
        8.375%, 08/15/15                                         6,965     7,313
                                                                          ------
                                                                          46,946
                                                                          ------
  Consumer Staples -- 5.6%
     Beverages & More
       9.625%, 10/01/14 (b)                                      2,000     2,070
     Dole Food
       13.875%, 03/15/14                                           850       960
     Reynolds Group Issuer
       7.750%, 10/15/16                                          5,175     5,408
     Vector Group
       11.000%, 08/15/15                                         2,521     2,638
                                                                          ------
                                                                          11,076
                                                                          ------
Energy -- 2.8%
     Bristow Group
       7.500%, 09/15/17                                          3,192     3,328
     McMoRan Exploration
       11.875%, 11/15/14                                         2,100     2,221
                                                                          ------

                                                                           5,549
                                                                          ------




--------------------------------------------------------------------------------
                                                               FACE
DESCRIPTION                                                   AMOUNT      VALUE
                                                              (000)       (000)
--------------------------------------------------------------------------------
  Financials -- 4.4%
     HUB International Holdings
     10.250%, 06/15/15 (b)                                   $   2,100   $ 2,166
     9.000%, 12/15/14 (b)                                        3,725     3,827
     Leucadia National
     7.000%, 08/15/13                                            2,650     2,766
                                                                         -------
                                                                           8,759
                                                                         -------
  Health Care -- 5.7%
     Angiotech Pharmaceuticals
     5.000%, 12/01/13 (a)                                        5,000     4,994
     Elan Finance
     8.750%, 10/15/16                                            5,750     6,305
                                                                         -------
                                                                          11,299
                                                                         -------
  Industrials -- 13.3%
     American Axle & Manufacturing
       5.250%, 02/11/14                                            250       264
     Casella Waste Systems
       11.000%, 07/15/14                                         3,400     3,608
     Cenveo
       7.875%, 12/01/13                                          1,500     1,502
     Continental Airlines Pass-Through
     Trust
       6.940%, 10/15/13                                             84        84
     Corrections Corp of America
       6.750%, 01/31/14                                          4,075     4,079
     Intertape Polymer US
       8.500%, 08/01/14                                          1,421     1,428
     NXP BV
       3.205%, 10/15/13 (a)                                        615       616
     Ply Gem Industries
       13.125%, 07/15/14                                         7,900     8,473
     SGS International
       12.000%, 12/15/13                                         4,308     4,367
     United Air Lines
        9.875%, 08/01/13 (b)                                     1,800     1,849
                                                                         -------
                                                                          26,270
                                                                         -------
  Information Technology -- 5.0%
     Alion Science and Technology
     12.000%, 11/01/14                                             125       118
     Computer Sciences
     5.000%, 02/15/13                                              475       483
     Stratus Technologies Bermuda
     12.000%, 03/29/15                                           3,458     3,233
     ViaSat
     8.875%, 09/15/16                                            5,600     6,034
                                                                         -------
                                                                           9,868
  Materials -- 13.5%                                                     -------
     American Pacific
       9.000%, 02/01/15                                          2,081     2,139


--------------------------------------------------------------------------------
                                       17

    The accompanying notes are an integral part of the financial statements.

[RiverPark Logo]                            RiverPark Short Term High Yield Fund
                                            September 30, 2012
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                               FACE
DESCRIPTION                                                   AMOUNT      VALUE
                                                              (000)       (000)
--------------------------------------------------------------------------------
     Appleton Papers
       10.500%, 06/15/15 (b)                                  $   3,700  $ 3,950
     Edgen Murray
       12.250%, 01/15/15                                          2,960    3,174
     Neenah Paper
       7.375%, 11/15/14                                           2,824    2,860
     NOVA Chemicals
       3.855%, 11/15/13 (a)                                       4,642    4,648
     Ryerson Holding
       0.000%, 02/01/15 (c)                                       8,200    5,843
     Teck Resources
       10.750%, 05/15/19                                          3,444    4,155
                                                                          ------
                                                                          26,769
                                                                          ------
  Telecommunication Services -- 6.0%
     Crown Castle International
       9.000%, 01/15/15                                           1,400    1,509
     Digicel Group
       9.125%, 01/15/15 (b)                                       8,151    8,376
     Fox Acquisition Sub
       13.375%, 07/15/16 (b)                                      1,750    1,882
                                                                          ------
                                                                          11,767
                                                                          ------
Utilities -- 2.7%
     NRG Energy
       7.375%, 01/15/17                                           5,120    5,331
                                                                          ------
Total Corporate Obligations
  (Cost $163,429) (000)                                                  163,634
                                                                         -------

CONVERTIBLE BONDS -- 13.1%
     Albany International
       3.250%, 03/15/26                                           3,217    3,209
     CapLease
       7.500%, 10/01/27 (b) (d)                                   2,978    2,978
     Euronet Worldwide
       3.500%, 10/15/25                                           3,800    3,805
     Exterran Energy
       4.750%, 01/15/14                                           3,800    3,807
     Icahn Enterprises LP
       4.000%, 08/15/13 (a) (d)                                   7,155    7,191
     NRFC NNN Holdings
       11.500%, 06/15/13 (b)                                      2,250    2,403
     PMC - Sierra
       2.250%, 10/15/25                                             750      754
     Rentech
       4.000%, 04/15/13                                           1,906    1,887
                                                                          ------
Total Convertible Bonds
  (Cost $25,940) (000)                                                    26,034
                                                                          ------




--------------------------------------------------------------------------------
                                                            SHARES/FACE
DESCRIPTION                                                   AMOUNT      VALUE
                                                              (000)       (000)
--------------------------------------------------------------------------------
PREFERRED STOCK -- 1.1%

     CorTS Trust for SunAmerica
     Debentures
       6.700%, 07/31/97                                         21,180    $  535
     HJ Heinz Finance
       8.000%, 07/15/13 (b)                                         15     1,583
                                                                          ------
Total Preferred Stock
 (Cost $2,154) (000)                                                       2,118
                                                                          ------

BANK LOAN OBLIGATIONS -- 3.4%

     DigitalGlobe
       0.000%, 10/12/18 (d) (e)                                $ 2,002     2,007
     Newport Television
       9.000%, 09/14/16                                          4,815     4,824
                                                                          ------

Total Bank Loan Obligations
  (Cost $6,851) (000)                                                      6,831
                                                                          ------

TIME DEPOSIT -- 5.7%

     Brown Brothers, 0.030% (f)                                 11,255    11,255
       (Cost $11,255) (000)                                               ------

Total Investments -- 106.0%
  (Cost $209,629) (000)                                                 $209,872
                                                                        ========


As of September 30, 2012, all of the Fund's investments were considered level 2 except for the Preferred Stock, which was level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

     Percentages are based on Net Assets of $197,925 (000).

(a) Variable rate security - Rate disclosed is the rate in effect on September 30, 2012.

(b) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(c) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(d) Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2012, was $12,176 (000) and represented 6.2% of Net Assets.

(e)  Unsettled bank loan. Interest rate not available as of September 30, 2012.

(f)  Rate shown is the simple yield as of September 30, 2012.


LP -- Limited Partnership


--------------------------------------------------------------------------------
                                       18

    The accompanying notes are an integral part of the financial statements.

[RiverPark Logo]                           RiverPark Long/Short Opportunity Fund
                                                              September 30, 2012
--------------------------------------------------------------------------------

SECTOR WEIGHTING+

                                   [BAR CHART]


Information Technology                                                     35.4%
Consumer Discretionary                                                     29.5%
Financials                                                                 17.3%
Energy                                                                      6.7%
Materials                                                                   3.5%
Health Care                                                                 3.0%
Telecommunications Services                                                 2.8%
Industrials                                                                 0.9%
Time Deposit                                                                0.9%
Purchase Option                                                             0.0%


+     Percentages are based on total investments.


--------------------------------------------------------------------------------
DESCRIPTION                                                     SHARES    VALUE
                                                                          (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

COMMON STOCK ----- 99.0%**

  Consumer Discretionary -- 29.5%
     Coach (c)                                                  11,380     $ 637
     Discovery Communications,
       Cl C* (c)                                                 8,040       451
     Dollar Tree* (c)                                           15,446       746
     Dollarama                                                   5,735       366
     Fossil* (c)                                                 3,800       322
     Imax* (c)                                                  13,920       277
     Las Vegas Sands                                            15,440       716
     McDonald's                                                  5,085       467
     priceline.com* (c)                                          1,096       678
     Ralph Lauren, Cl A (c)                                      2,678       405
     Rentrak* (c)                                               20,925       354
     Starbucks (c)                                              12,327       626
     TripAdvisor*                                                6,600       217
     Vail Resorts                                                4,567       263
     Walt Disney (c)                                             5,190       271
     Wynn Resorts                                                3,180       367
                                                                           -----
                                                                           7,163
                                                                           -----
  Energy -- 6.7%
     Cabot Oil & Gas                                             4,950       222
     Devon Energy                                                5,880       356
     Gevo* (c)                                                  18,902        40
     National Oilwell Varco (c)                                  4,820       386
     Schlumberger (c)                                            3,450       250
     Southwestern Energy* (c)                                   10,890       379
                                                                           -----
                                                                           1,633
                                                                           -----




--------------------------------------------------------------------------------
DESCRIPTION                                                     SHARES    VALUE
                                                                          (000)
--------------------------------------------------------------------------------
  Financials -- 17.3%
     American Express (c)                                        6,813   $   387
     Charles Schwab (c)                                         17,340       222
     CME Group, Cl A                                             6,300       361
     EverBank Financial (c)                                     26,420       364
     IntercontinentalExchange*                                   1,707       228
     KKR & Co., LP (a) (c)                                      27,480       415
     Mastercard, Cl A (c)                                          709       320
     TD Ameritrade Holding                                      25,668       394
     The Blackstone Group LP (a)                                81,773     1,168
     Visa, Cl A (c)                                              2,610       350
                                                                           -----
                                                                           4,209
                                                                           -----

  Health Care -- 3.0%
     Accretive Health* (c)                                      23,000       256
     HMS Holdings* (c)                                           2,030        68
     Intuitive Surgical*                                           699       347
     MAKO Surgical* (c)                                          2,840        49
                                                                           -----
                                                                             720
                                                                           -----

  Industrials -- 0.8%
     Precision Castparts (c)                                     1,279       209
                                                                           -----
  Information Technology -- 36.9%
     Alliance Data Systems* (c)                                  4,254       604
     American Tower, Cl A REIT                                   5,037       360
     Apple (c)                                                   1,672     1,116
     Bankrate*                                                  39,660       618
     Cognizant Technology Solutions,
     Cl A* (c)                                                   7,500       524
     eBay*                                                      12,892       624
     EMC*                                                       21,382       583
     Equinix*                                                    3,245       669
     Google, Cl A* (c)                                           1,380     1,041
     Liquidity Services* (c)                                     4,520       227
     MoneyGram International*                                   14,860       222
     QUALCOMM (c)                                               15,341       959
     Sapient* (c)                                               32,702       349
     Stamps.com* (c)                                            19,170       443
     TiVo* (c)                                                  28,280       295
     VeriFone Systems* (c)                                      11,646       324
                                                                           -----
                                                                           8,958
                                                                           -----

  Materials -- 3.5%
     Ecolab                                                      2,915       189
     Monsanto                                                    7,260       661
                                                                           -----
                                                                             850
                                                                           -----
  Telecommunication Services -- 1.3%
     SBA Communications, Cl A*                                   4,945       311
                                                                           -----
Total Common Stock
  (Cost $23,713) (000)                                                    24,053
                                                                          ------

--------------------------------------------------------------------------------
                                       19

    The accompanying notes are an integral part of the financial statements.

[RiverPark Logo]                           RiverPark Long/Short Opportunity Fund
                                                              September 30, 2012
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           SHARES/FACE
DESCRIPTION                                                   AMOUNT      VALUE
                                                              (000)       (000)
--------------------------------------------------------------------------------
PURCHASED OPTION -- 0.0%

     Travelzoo, Call Option, Expires
     Expires 01/19/2013, Strike Price
     $30*                                                          250    $   15
                                                                          ------

Total Purchased Option
  (Cost $80) (000)                                                            15
                                                                          ------

TIME DEPOSIT -- 0.9%

     Brown Brothers, 0.030% (b)                                $   211       211
       (Cost $211) (000)                                                  ------

Total Investments -- 99.9%
  (Cost $24,004) (000)                                                   $24,279
                                                                         =======

SCHEDULE OF SECURITIES SOLD SHORT

COMMON STOCK --(52.1)%

  Consumer Discretionary -- (17.0)%
     Apollo Group, Cl A*                                       (8,240)  $  (239)
     Bally Technologies*                                       (2,160)     (107)
     Barnes & Noble*                                          (18,420)     (235)
     Best Buy                                                  (3,225)      (56)
     DeVry                                                     (3,930)      (89)
     DIRECTV*                                                  (3,150)     (165)
     DISH Network, Cl A                                        (4,526)     (139)
     GameStop, Cl A                                           (15,190)     (319)
     Gannett                                                  (19,907)     (353)
     Garmin                                                    (9,530)     (398)
     GNC Holdings, Cl A                                        (5,990)     (233)
     International Game Technology                            (10,490)     (137)
     JC Penney                                                 (8,960)     (218)
     Kohl's                                                    (1,640)      (84)
     Netflix*                                                  (3,400)     (185)
     Panasonic ADR                                            (13,437)     (88)
     Regal Entertainment Group, Cl A                          (16,315)     (230)
     Staples                                                   (9,468)     (109)
     Strayer Education                                         (3,460)     (223)
     Thomson Reuters                                           (9,490)     (274)
     Weight Watchers International                             (4,600)     (243)
                                                                         -------
                                                                         (4,124)
                                                                         -------
  Consumer Staples -- (6.5)%
     CVS Caremark                                              (3,470)     (168)
     Green Mountain Coffee Roasters*                          (15,700)     (373)
     Kroger                                                   (11,820)     (278)
     Loblaw                                                    (9,659)     (336)
     Safeway                                                  (10,331)     (166)
     Walgreen                                                  (7,440)     (271)
                                                                         -------
                                                                         (1,592)
                                                                         -------
  Energy -- (0.4)%
     First Solar*                                              (4,270)      (94)
                                                                         -------



--------------------------------------------------------------------------------
DESCRIPTION                                                     SHARES    VALUE
                                                                          (000)
--------------------------------------------------------------------------------
  Financials -- (2.9)%
     KBW                                                      (20,220)   $ (333)
     Legg Mason                                                (7,320)     (181)
     Progressive                                               (9,330)     (193)
                                                                         -------
                                                                           (707)
                                                                         -------

  Health Care -- (1.0)%
     Cerner*                                                   (1,700)     (132)
     Pfizer                                                    (4,540)     (113)
                                                                         -------
                                                                           (245)
                                                                         -------
  Industrials -- (8.8)%
     CH Robinson Worldwide                                     (2,770)     (162)
     Delta Air Lines*                                         (14,190)     (130)
     General Dynamics                                          (2,710)     (179)
     Huntington Ingalls Industries*                            (5,370)     (226)
     Iron Mountain                                            (14,190)     (484)
     Lockheed Martin                                           (2,270)     (212)
     Nielsen Holdings*                                         (8,900)     (267)
     Northrop Grumman                                          (3,980)     (264)
     Pitney Bowes                                              (7,080)      (98)
     United Continental Holdings*                              (6,420)     (125)
                                                                         -------
                                                                         (2,147)
                                                                         -------
  Information Technology -- (14.7)%
     Activision Blizzard                                      (40,070)     (452)
     Amazon.com*                                                 (460)     (117)
     Cisco Systems                                             (6,290)     (120)
     Corning                                                  (14,335)     (188)
     Dell                                                     (17,791)     (175)
     Electronic Arts*                                         (10,710)     (136)
     Facebook, Cl A*                                           (6,070)     (131)
     Flextronics International*                               (53,155)     (319)
     Hewlett-Packard                                          (16,535)     (282)
     Intel                                                    (10,170)     (231)
     Juniper Networks*                                         (9,910)     (170)
     Linear Technology                                         (3,240)     (103)
     MICROS Systems*                                           (4,650)     (229)
     Microsoft                                                (11,590)     (345)
     RealD*                                                   (25,150)     (225)
     Riverbed Technology*                                      (5,340)     (124)
     Seagate Technology                                        (3,700)     (115)
     Western Digital                                           (2,700)     (105)
                                                                         -------
                                                                         (3,567)
                                                                         -------
  Telecommunication Services -- (0.8)%
     Vivendi                                                   (9,479)     (185)
                                                                         -------
Total Common Stock
  (Proceeds $12,926) (000)                                              (12,661)
                                                                        --------
Total Securities Sold Short
  (Proceeds $12,926) (000)                                             $(12,661)
                                                                       =========


--------------------------------------------------------------------------------
                                       20

    The accompanying notes are an integral part of the financial statements.

[RiverPark Logo]                           RiverPark Long/Short Opportunity Fund
                                           September 30, 2012
--------------------------------------------------------------------------------

The following is a summary of the inputs used as of September
30, 2012, in valuing the Fund's investments carried at value ($
Thousands):


Investments in
  Securities                 Level 1          Level 2          Level 3          Total
                             -------          -------          -------          ------
  Common Stock               $24,053          $    --          $    --         $24,053
  Purchased Option                15               --               --              15
  Time Deposit                    --              211               --             211
Total Investments in         -------          -------          -------          ------
  Securities                 $24,068          $   211          $    --         $24,279
                             =======          =======          =======         =======

Liabilities                  Level 1          Level 2          Level 3          Total
                             -------          -------          -------          ------
  Common Stock              $(12,661)        $     --          $    --        $(12,661)
Total Securities Sold        -------          -------          -------          ------
Short                       $(12,661)        $    --          $    --        $(12,661)
                             =======          =======          =======         =======

Other Financial
Instruments                  Level 1          Level 2          Level 3          Total
                             -------          -------          -------          ------
  Total Return
    Swaps                    $   --          $    --          $     --         $    --
Total Other Financial        -------          -------          -------          ------
  Instruments                $   --          $    --          $     --         $    --
                             =======          =======          =======         =======


Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.


--------------------------------------------------------------------------------
                                       21

The accompanying notes are an integral part of the financial statements.

[RiverPark Logo]                           RiverPark Long/Short Opportunity Fund
                                                              September 30, 2012
--------------------------------------------------------------------------------

A list of open swap agreements held by the Fund at September 30, 2012, was as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                TOTAL RETURN SWAPS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      NET UNREALIZED
                                                                                                                      (DEPRECIATION)
                                                                                                    NOTIONAL AMOUNT    APPRECIATION
COUNTERPARTY  REFERENCE ENTITY/OBLIGATION       FUND PAYS        FUND RECEIVES    TERMINATION DATE   (THOUSANDS)        ($THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Accretive Health                  Fixed Nominal    Total Return          08/20/13          95              $   -
Goldman Sachs Alliance Data Systems             Fixed Nominal    Total Return          09/10/13         116                  -
Goldman Sachs American Express                  Fixed Nominal    Total Return          08/23/13          45                  -
Goldman Sachs Apple                             Fixed Nominal    Total Return          06/19/13          67                  -
Goldman Sachs Charles Schwab                    Fixed Nominal    Total Return          09/10/13         107                  -
Goldman Sachs Coach                             Fixed Nominal    Total Return          08/23/13          13                  -
Goldman Sachs Cognizant Technology Solutions    Fixed Nominal    Total Return          05/24/13         185                  -
Goldman Sachs Discovery Communications          Fixed Nominal    Total Return          05/24/13          90                  -
Goldman Sachs Dollar Tree                       Fixed Nominal    Total Return          08/21/13         111                  -
Goldman Sachs EverBank Financial                Fixed Nominal    Total Return          08/23/13          39                  -
Goldman Sachs Fossil                            Fixed Nominal    Total Return          06/04/13          12                  -
Goldman Sachs Gevo                              Fixed Nominal    Total Return          05/29/13          11                  -
Goldman Sachs Google                            Fixed Nominal    Total Return          05/17/13         185                  -
Goldman Sachs HMS Holdings                      Fixed Nominal    Total Return          05/29/13         127                  -
Goldman Sachs Imax                              Fixed Nominal    Total Return          05/29/13          14                  -
Goldman Sachs KKR & Co., LP                     Fixed Nominal    Total Return          05/24/13          45                  -
Goldman Sachs Liquidity Services                Fixed Nominal    Total Return          08/23/13          40                  -
Goldman Sachs MAKO Surgical                     Fixed Nominal    Total Return          05/29/13         217                  -
Goldman Sachs Mastercard                        Fixed Nominal    Total Return          09/03/13          45                  -
Goldman Sachs National Oilwell Varco            Fixed Nominal    Total Return          05/24/13         136                  -
Goldman Sachs Precision Castparts               Fixed Nominal    Total Return          06/04/13          18                  -
Goldman Sachs Priceline.com                     Fixed Nominal    Total Return          06/04/13          80                  -
Goldman Sachs QUALCOMM                          Fixed Nominal    Total Return          05/24/13         108                  -
Goldman Sachs Ralph Lauren                      Fixed Nominal    Total Return          06/04/13          21                  -
Goldman Sachs Rentrak                           Fixed Nominal    Total Return          05/29/13          14                  -
Goldman Sachs Sapient                           Fixed Nominal    Total Return          06/19/13          49                  -
Goldman Sachs Schlumberger                      Fixed Nominal    Total Return          09/03/13          36                  -
Goldman Sachs Southwestern Energy               Fixed Nominal    Total Return          06/04/13          27                  -
Goldman Sachs Stamps.com                        Fixed Nominal    Total Return          05/24/13          51                  -
Goldman Sachs Starbucks                         Fixed Nominal    Total Return          05/28/13         239                  -
Goldman Sachs TiVo                              Fixed Nominal    Total Return          05/29/13          84                  -
Goldman Sachs Verifone Systems                  Fixed Nominal    Total Return          06/19/13          22                  -
Goldman Sachs Visa                              Fixed Nominal    Total Return          06/04/13          31                  -
Goldman Sachs Walt Disney                       Fixed Nominal    Total Return          06/19/13          61                  -
                                                                                                                         -----------
                                                                                                                         $   -
                                                                                                                         ===========


     Percentages are based on Net Assets of $24,296 (000).
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a) Securities considered Master Limited Partnership. At September 30, 2012, these securities amounted to $1,583 (000) or 6.5% of Net Assets.
(b)  Rate shown is the simple yield as of September 30, 2012.
(c)  Underlying security for a total return swap.


ADR -- American Depositary Receipt
Cl -- Class
LP -- Limited Partnership
REIT -- Real Estate Investment Trust


--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

[RiverPark Logo]                            RiverPark/Gargoyle Hedged Value Fund
                                                              September 30, 2012
--------------------------------------------------------------------------------

SECTOR WEIGHTING+

                                   [BAR CHART]


Information Technology                                                     21.2%
Financials                                                                 16.1%
Consumer Discretionary                                                     15.8%
Health Care                                                                13.7%
Industrials                                                                 9.6%
Energy                                                                      8.5%
Consumer Staples                                                            5.5%
Materials                                                                   5.0%
Telecommunications Services                                                 4.4%
Time Deposit                                                                0.2%

+ Percentages are based on total investments. Excludes written options.



--------------------------------------------------------------------------------
DESCRIPTION                                                     SHARES    VALUE
                                                                          (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

COMMON STOCK -- 100.9%

  Consumer Discretionary -- 15.9%
     Apollo Group, Cl A*                                         4,160    $  121
     Best Buy                                                   10,910       188
     Cablevision Systems, Cl A                                  10,863       172
     Comcast, Cl A                                               8,255       295
     Dana Holding                                                9,950       123
     Dillard's, Cl A                                             3,100       224
     DreamWorks Animation SKG, Cl A*                             6,692       129
     GameStop, Cl A                                             11,490       241
     Hanesbrands*                                                8,103       258
     MGM Resorts International*                                 19,858       213
     Netflix*                                                      469        26
     Royal Caribbean Cruises                                     7,112       215
     TRW Automotive Holdings*                                    5,292       231
     Whirlpool                                                   3,856       320
                                                                           -----
                                                                           2,756
                                                                           -----
  Consumer Staples -- 5.6%
     Green Mountain Coffee Roasters*                             6,760       160
     Kroger                                                      8,180       192
     Safeway                                                    13,410       216
     Smithfield Foods*                                          10,937       215
     Tyson Foods, Cl A                                          11,465       184
                                                                           -----
                                                                             967
                                                                           -----
  Energy -- 8.8%
     Arch Coal                                                  12,559        80
     ConocoPhillips                                              3,686       211
     CVR Energy*                                                 9,775       359
     First Solar*                                                1,850        41
     HollyFrontier                                               8,145       336
     Marathon Oil                                                2,908        86
     Peabody Energy                                              9,640       215
     Tesoro                                                      4,752       199
                                                                           -----
                                                                           1,527
                                                                           -----





--------------------------------------------------------------------------------
DESCRIPTION                                                     SHARES    VALUE
                                                                          (000)
--------------------------------------------------------------------------------
  Financials -- 16.3%
     American International Group*                               7,370   $   242
     Bank of New York Mellon                                     9,318       211
     Capital One Financial                                       4,639       265
     Citigroup                                                   8,117       266
     CME Group, Cl A                                             3,790       217
     CNO Financial Group                                        21,503       207
     Erie Indemnity, Cl A                                        1,901       122
     Hartford Financial Services Group                           7,216       140
     Legg Mason                                                  7,425       183
     Leucadia National                                          10,584       241
     Morgan Stanley                                             12,030       201
     NASDAQ OMX Group                                            6,704       156
     Prudential Financial                                        3,100       169
     Reinsurance Group of America,
     Cl A                                                        3,484       202
                                                                           -----
                                                                           2,822
                                                                           -----
  Health Care -- 13.8%
     Allscripts Healthcare Solutions*                           19,310       240
     Amgen                                                       2,460       207
     Boston Scientific*                                         34,459       198
     Celgene*                                                    3,148       241
     Community Health Systems*                                   9,770       285
     Eli Lilly                                                   5,633       267
     Medtronic                                                   5,342       230
     Myriad Genetics*                                            4,777       129
     Omnicare                                                    5,195       176
     Thoratec*                                                   7,087       245
     Warner Chilcott, Cl A                                      12,673       171
                                                                           -----
                                                                           2,389
                                                                           -----
  Industrials -- 9.7%
     AECOM Technology*                                          11,100       235
     Delta Air Lines*                                            7,650        70
     Manpower                                                    5,979       220
     Northrop Grumman                                            3,047       202
     Oshkosh*                                                    6,655       183
     RR Donnelley & Sons                                        19,987       212
     Southwest Airlines                                         21,680       190
     Timken                                                      4,600       171
     United Continental Holdings*                                9,848       192
                                                                           -----
                                                                           1,675
                                                                           -----



--------------------------------------------------------------------------------
                                       23

    The accompanying notes are an integral part of the financial statements.

[RiverPark Logo]                            RiverPark/Gargoyle Hedged Value Fund
                                                              September 30, 2012
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                           SHARES/FACE
DESCRIPTION                                                   AMOUNT      VALUE
                                                              (000)       (000)
--------------------------------------------------------------------------------
  Information Technology -- 21.3%
     Activision Blizzard                                        18,321   $   207
     AOL*                                                        5,456       192
     Applied Materials                                          14,318       160
     Computer Sciences                                           8,071       260
     Convergys                                                  12,681       199
     Dell                                                       14,000       138
     Diebold                                                     6,450       217
     EchoStar, Cl A*                                             6,523       187
     Electronic Arts*                                           15,790       200
     Flextronics International*                                 35,407       213
     Harris                                                      4,004       205
     Hewlett-Packard                                             6,960       119
     Itron*                                                      4,918       212
     Lexmark International, Cl A                                 5,600       125
     ON Semiconductor*                                          31,910       197
     SAIC                                                       14,759       177
     Sohu.com*                                                   3,604       152
     Symantec*                                                   9,902       178
     Synopsys*                                                   6,391       211
     Vishay Intertechnology*                                    12,633       124
                                                                           -----
                                                                           3,673
                                                                           -----
  Materials -- 5.1%
     Alcoa                                                      25,157       223
     Cliffs Natural Resources                                    4,497       176
     Huntsman                                                   16,800       251
     Steel Dynamics                                             20,410       229
                                                                           -----
                                                                             879
                                                                           -----

  Telecommunication Services -- 4.4%
     MetroPCS Communications*                                   33,602       393
     NII Holdings*                                              18,666       147
     Telephone & Data Systems                                    6,570       168
     United States Cellular*                                     1,502        59
                                                                           -----
                                                                             767
                                                                           -----

Total Common Stock
(Cost $17,016) (000)                                                      17,455
                                                                          ------

TIME DEPOSIT -- 0.1%

  Brown Brothers, 0.030% (a)                                    $   27        27
     (Cost $27) (000)                                                     ------


Total Investments ----- 101.0%
  (Cost $17,043) (000)                                                  $ 17,482
                                                                        ========





--------------------------------------------------------------------------------
DESCRIPTION                                                  CONTRACTS   VALUE
                                                                         (000)
--------------------------------------------------------------------------------
WRITTEN OPTIONS -- (1.3)%*

  CBOE Nasdaq 100 Index, Call Option,
     Expires 10/20/12, Strike Price $2,875                         (2)  $    (2)
  CBOE Russell 2000 Index, Call Option,
     Expires 10/20/12, Strike Price $845                          (12)      (12)
     Expires 10/20/12, Strike Price $850                          (20)      (15)
     Expires 10/20/12, Strike Price $865                          (36)      (11)
     Expires 11/17/12, Strike Price $845                          (15)      (26)
     Expires 11/17/12, Strike Price $855                          (20)      (26)
     Expires 11/17/12, Strike Price $850                          (15)      (23)
  S&P 500 Index, Call Option,
     Expires 10/20/12, Strike Price $1,450                        (14)      (17)
     Expires 10/20/12, Strike Price $1,475                        (53)      (20)
     Expires 11/17/12, Strike Price $1,450                        (10)      (22)
     Expires 10/20/12, Strike Price $1,470                        (16)       (7)
     Expires 10/20/12, Strike Price $1,430                        (14)      (33)
     Expires 10/20/12, Strike Price $1,450                        (10)      (14)
                                                                         -------
Total Written Options
(Premiums Received $373) (000)                                           $ (228)
                                                                         -------

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund's investments carried at value ($
Thousands):

Investments in
Securities                Level 1       Level 2       Level 3       Total
                          -------       -------       -------      -------
Common Stock              $17,455       $    --       $   --       $17,455
Time Deposit                  --             27           --            27
Total Investments in      -------       -------       -------      -------
Securities                $17,455       $    27       $   --       $17,482
                          =======       =======       =======      =======

Liabilities               Level 1       Level 2       Level 3       Total
                          -------       -------       -------      -------
Written Options           $ (228)       $   --        $   --       $  (228)
                          -------       -------       -------      -------
Total Liabilities         $ (228)       $   --        $   --       $  (228)
                          =======       =======       =======      =======


Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

    Percentages are based on Net Assets of $17,301 (000).
*   Non-income producing security.
(a) Rate shown is the simple yield as of September 30, 2012.

Cl -- Class
CBOE -- Chicago Board Options Exchange
S&P -- Standard & Poor's



--------------------------------------------------------------------------------
                                       24

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (000)                      [RiverPark Logo]
September 30, 2012
--------------------------------------------------------------------------------

                                                                                RIVERPARK LARGE     RIVERPARK/   RIVERPARK SMALL CAP
                                                                                 GROWTH FUND     WEDGEWOOD FUND      GROWTH FUND
                                                                                ---------------  --------------  -------------------
ASSETS:
Investments in Securities, at Value (Note 2)                                   $     18,996      $      453,744     $      4,819
Receivable for Capital Shares Sold                                                      198              22,739               --
Other Prepaid Expenses                                                                   26                  44               25
Receivable for Dividend and Interest Income                                               6                 141                2
Receivable Due from Adviser (Note 3)                                                      1                   5                1
                                                                               ------------      --------------     ------------
  Total Assets                                                                       19,227             476,673            4,847
                                                                               ------------      --------------     ------------
LIABILITIES:
Payable for Capital Shares Redeemed                                                      --                 451               --
Payable for Investment Securities Purchased                                              --              22,872               29
Payable Due to Adviser (Note 3)                                                          10                 237                4
Payable Due to Shareholder Servicing Agent (Note 3)                                       4                 159               --
Payable Due to Trustees                                                                   3                   3                3
Chief Compliance Officer Fees Payable                                                     1                   1                2
Payable Due to Administrator                                                             --                  45               --
Payable Due to Administrative Service Plan (Note 3)                                       5                 212                2
Other Accrued Expenses                                                                   17                  95               13
                                                                               ------------      --------------     ------------
  Total Liabilities                                                                      40              24,075               53
                                                                               ------------      --------------     ------------
NET ASSETS                                                                     $     19,187       $     452,598      $     4,794
                                                                               ============      ==============     ============
NET ASSETS CONSIST OF:
Paid-in Capital                                                                $     17,840       $     408,764      $     4,541
Undistributed Net Investment Income                                                       8                  --               --
Accumulated Net Realized Gain (Loss) on Investments                                      78               1,416              (54)
Net Unrealized Appreciation on Investments                                            1,261              42,418              307
                                                                               ------------      --------------     ------------
NET ASSETS                                                                     $     19,187       $     452,598      $     4,794
                                                                               ============      ==============     ============
Investments in Securities, at Cost                                             $     17,735       $     411,326      $     4,512
Net Assets - Institutional Class Shares(1)                                     $  3,804,507       $ 279,016,158      $ 3,832,545
                                                                               ============      ==============     ============
Net Assets - Retail Class Shares(1)                                            $ 15,382,965       $ 173,581,376      $   961,860
                                                                               ============      ==============     ============
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest(1)
  (Unlimited Authorization -- No Par Value)                                         286,738          20,098,945          337,050
                                                                               ============      ==============     ============
RETAIL CLASS SHARES:
Outstanding Shares of Beneficial Interest(1)
  (Unlimited Authorization -- No Par Value)                                       1,164,636          12,561,103           85,003
                                                                               ============      ==============     ============
INSTITUTIONAL CLASS SHARES:
Net Asset Value, Offering and Redemption
  Price Per Share -- Institutional Class Shares                                      $13.27              $13.88           $11.37
                                                                               ============      ==============     ============
RETAIL CLASS SHARES:
Net Asset Value, Offering and Redemption
  Price Per Share -- Retail Class Shares                                             $13.21              $13.82           $11.32
                                                                               ============      ==============     ============

(1)  Shares and Net Assets have not been rounded.

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.



--------------------------------------------------------------------------------
                                       25

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (000)                      [RiverPark Logo]
September 30, 2012
--------------------------------------------------------------------------------


                                                                                RIVERPARK SHORT    RIVERPARK LONG/      RIVERPARK/
                                                                                TERM HIGH YIELD   SHORT OPPORTUNITY  GARGOYLE HEDGED
                                                                                     FUND                FUND           VALUE FUND
                                                                                ---------------  --------------  -------------------
ASSETS:
Investments in Securities, at Value (Note 2)                                   $    209,872     $        24,279        $  17,482
Deposits with Brokers for Securities Sold Short and Written Options                      --              12,651               96
Receivable for Swap Settlement                                                           --                  62               --
Receivable for Investment Securities Sold                                             4,984                  --              248
Receivable for Dividend and Interest Income                                           3,986                   6               17
Receivable for Capital Shares Sold                                                    1,438                  60               --
Other Prepaid Expenses                                                                   33                  15               15
Receivable Due from Adviser (Note 3)                                                      1                   6                6
Deferred Offering Costs                                                                  --                  21               34
                                                                               ------------      --------------     ------------
  Total Assets                                                                      220,314              37,100           17,898
                                                                               ------------      --------------     ------------
LIABILITIES:
Payable for Investment Securities Purchased                                          21,304                  76              336
Payable for Capital Shares Redeemed                                                     770                  --               --
Income Distribution Payable                                                              21                  --               --
Securities Sold Short, at Value (Note 2)                                                 --              12,661               --
Written Options, at Value (Note 2)                                                       --                  --              228
Dividends Payable on Securities Sold Short                                               --                  19               --
Payable Due to Adviser (Note 3)                                                          98                  30               13
Payable Due to Shareholder Servicing Agent (Note 3)                                      22                  --               --
Payable Due to Administrator                                                             12                  --               --
Payable Due to Trustees                                                                   3                   3                2
Chief Compliance Officer Fees Payable                                                     2                   2                1
Payable Due to Administrative Service Plan (Note 3)                                      99                  --                1
Other Accrued Expenses                                                                   58                  13               16
                                                                               ------------      --------------     ------------
  Total Liabilities                                                                  22,389              12,804              597
                                                                               ------------      --------------     ------------
NET ASSETS                                                                     $    197,925      $       24,296    $      17,301
                                                                               ============      ==============     ============
NET ASSETS CONSIST OF:
Paid-in Capital                                                                $    197,769      $       23,705    $      16,722
Undistributed Net Investment Income                                                      67                  --               87
Accumulated Net Realized Gain (Loss) on Investments, Written Options, Swap
Contracts and Securities Sold Short                                                    (154)                 51              (92)
Net Unrealized Appreciation (Depreciation) on Investments, Written Options,
Swap Contracts and Securities Sold Short                                                243                 540              584
                                                                               ------------      --------------     ------------
NET ASSETS                                                                     $    197,925      $       24,296    $      17,301
                                                                               ============      ==============     ============
Investments in Securities, at Cost                                             $    209,629      $       24,004    $      17,043
Written Option, Premiums Received                                                        --                  --              373
Securities Sold Short, Proceeds                                                          --              12,926               --
Net Assets - Institutional Class Shares(1)                                     $100,223,776      $   19,993,585    $  16,898,839
                                                                               ============      ==============     ============
Net Assets - Retail Class Shares(1)                                            $ 97,701,534      $    4,302,230    $     402,335
                                                                               ============      ==============     ============
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest(1)
  (Unlimited Authorization -- No Par Value)                                      10,017,304           1,971,545        1,694,249
                                                                               ============      ==============     ============
RETAIL CLASS SHARES:
Outstanding Shares of Beneficial Interest(1)
  (Unlimited Authorization ----- No Par Value)                                    9,777,003             424,670           40,381
                                                                               ============      ==============     ============
INSTITUTIONAL CLASS SHARES:
Net Asset Value, Offering and Redemption
  Price Per Share -- Institutional Class Shares                                      $10.01              $10.14            $9.97
                                                                               ============      ==============     ============
RETAIL CLASS SHARES:
Net Asset Value, Offering and Redemption
  Price Per Share ----- Retail Class Shares                                           $9.99              $10.13            $9.96
                                                                               ============      ==============     ============

(1) Shares and Net Assets have not been rounded.

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.


--------------------------------------------------------------------------------
                                       26

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS (000)
For the Year Ended
September 30, 2012                                        [RIVERPARK FUNDS LOGO]

-----------------------------------------------------------------------------------------------------------------------
                                                                RIVERPARK LARGE       RIVERPARK/        RIVERPARK SMALL
                                                                  GROWTH FUND       WEDGEWOOD FUND      CAP GROWTH FUND
                                                                ---------------     --------------      ---------------
INVESTMENT INCOME:
Dividends                                                         $       63           $  1,300             $    20
Interest                                                                  --                  4                  --
Foreign taxes withheld                                                    --                (13)                 --
                                                                   ---------           --------             -------
  Total Investment Income                                                 63              1,291                  20
                                                                   ---------           --------             -------
EXPENSES:
Investment Advisory Fees (Note 3)                                         38              1,374                  41
Administrator Fees (Note 3)                                               11                254                  10
Chief Compliance Officer Fees (Note 3)                                     9                  9                   9
Shareholder Service Fees(1) (Note 3)                                       6                240                   2
Trustees' Fees (Note 3)                                                    4                  4                   4
Registration Fees                                                         24                 68                  24
Professional Fees                                                         15                 65                  15
Administrative Services Fee (Note 3)                                       7                212                   5
Transfer Agent Fees                                                        6                128                   4
Printing                                                                   2                 40                   2
Custodian Fees                                                             1                  6                   1
Insurance and Other Fees                                                  14                 15                  15
                                                                   ---------           --------             -------
  Total Expenses                                                         137              2,415                 132
                                                                   ---------           --------             -------
Fees Waived by Adviser (Note 3)                                          (38)               (55)                (41)
Reimbursements by Adviser                                                (34)             -----                 (31)
                                                                   ---------           --------             -------
  Net Expenses                                                            65              2,360                  60
                                                                   ---------           --------             -------
Net Investment Loss                                                       (2)            (1,069)                (40)
                                                                   ---------           --------             -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net Realized Gain (Loss) From:
  Investments                                                             98              2,767                 (28)
Net Change in Unrealized Appreciation (Depreciation) on:
  Investments                                                          1,398             43,493                 792
                                                                   ---------           --------             -------
Net Realized and Unrealized Gain (Loss) on Investments                 1,496             46,260                 764
                                                                   ---------           --------             -------
Net Increase in Net Assets Resulting from Operations               $   1,494           $ 45,191             $   724
                                                                   =========           ========             =======

(1) Attributable to Retail Class Shares only.
Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.







--------------------------------------------------------------------------------
                                       27

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS (000)
For the Year or Period Ended
September 30, 2012                                        [RIVERPARK FUNDS LOGO]

------------------------------------------------------------------------------------------------------------------------
                                                                RIVERPARK SHORT      RIVERPARK LONG/        RIVERPARK/
                                                                TERM HIGH YIELD    SHORT OPPORTUNITY     GARGOYLE HEDGED
                                                                      FUND                FUND*            VALUE FUND**
                                                                ---------------     ----------------      --------------
INVESTMENT INCOME:
Interest                                                            $  4,494            $    --              $    --
Dividends                                                                406                 69                  172
                                                                     -------            -------               ------
  Total Investment Income                                              4,900                 69                  172
                                                                     -------            -------               ------
EXPENSES:
Investment Advisory Fees (Note 3)                                        585                120                   61
Administrator Fees (Note 3)                                              111                  7                    8
Shareholder Service Fees(1) (Note 3)                                      83                  1                   --
Chief Compliance Officer Fees (Note 3)                                     9                  4                    4
Trustees' Fees (Note 3)                                                    4                  3                    4
Administrative Services Fee (Note 3)                                     102                 12                    9
Transfer Agent Fees                                                       55                  4                    4
Registration Fees                                                         42                  4                    4
Professional Fees                                                         36                 10                   11
Printing                                                                  17                  1                    1
Custodian Fees                                                             4                  1                    1
Dividend Expense                                                          --                100                   --
Interest Expense                                                          --                 30                   --
Offering Costs                                                            --                 24                   23
Insurance and Other Fees                                                  26                  3                    2
                                                                     -------            -------               ------
  Total Expenses                                                       1,074                324                  132
                                                                     -------            -------               ------
Fees Waived by Adviser (Note 3)                                          (88)               (48)                 (47)
                                                                     -------            -------               ------
  Net Expenses                                                           986                276                   85
                                                                     -------            -------               ------
Net Investment Income (Loss)                                           3,914               (207)                  87
                                                                     -------            -------               ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS, WRITTEN OPTIONS, SECURITIES SOLD SHORT,
  SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
Net Realized Gain (Loss) From:
  Investments                                                            (51)               (61)                (239)
  Written Options                                                         --                 17                 (294)
  Securities Sold Short                                                   --                 32                   --
  Swap Contracts                                                          --                169                   --
  Foreign Currency Transactions                                           --                  1                   --
Net Change in Unrealized Appreciation (Depreciation) on:
  Investments                                                            429                275                  439
  Written Options                                                         --                 --                  145
  Securities Sold Short                                                   --                265                   --
                                                                     -------            -------               ------
Net Realized and Unrealized Gain (Loss) on Investments, Written
  Options and Securities Sold Short                                      378                698                   51
                                                                     -------            -------               ------
Net Increase (Decrease) in Net Assets Resulting from Operations      $ 4,292            $   491               $  138
                                                                     =======            =======               ======

 * Fund commenced operations on March 30, 2012.
** Fund commenced operations on April 30, 2012.
Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.


--------------------------------------------------------------------------------
                                       28

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (000)                 [RIVERPARK FUNDS LOGO]

------------------------------------------------------------------------------------------------------------------------------------
                                                                   RIVERPARK LARGE GROWTH FUND           RIVERPARK/ WEDGEWOOD FUND
                                                                 ---------------------------------     -----------------------------
                                                                  Year Ended          Year Ended        Year Ended      Year Ended
                                                                 September 30,       September 30,     September 30,   September 30,
                                                                      2012                2011              2012           2011
                                                                 -------------       -------------     -------------   -------------
OPERATIONS:
Net Investment Loss                                                $     (2)           $    (3)         $   (1,069)     $   (53)
Net Realized Gain (Loss) on Investments                                  98                (12)              2,767         (281)
Net Change in Unrealized Appreciation (Depreciation) of
  Investments                                                         1,398               (137)             43,493       (1,075)
                                                                  ---------           --------           ---------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations       1,494               (152)             45,191       (1,409)
                                                                  ---------           --------           ---------     --------
Distributions to Shareholders From:
Net Investment Income:
  Institutional Class Shares                                             --                 --                  --           (1)
Return of Capital:
  Institutional Class Shares                                             --                 (8)                 --           --
                                                                  ---------           --------           ---------     --------
  Retail Class Shares                                                    --                 (1)                 --           (5)
                                                                  ---------           --------           ---------     --------
Total Distributions to Shareholders                                      --                 (9)                 --           (6)
                                                                  ---------           --------           ---------     --------
CAPITAL SHARE TRANSACTIONS:
Institutional Class Shares:
  Shares Issued                                                         255              2,800             234,071       34,643
  Shares Issued as Reinvestment of Distributions                         --                  8                  --            6
  Shares Redeemed                                                        --                 --             (14,322)        (251)
                                                                  ---------           --------           ---------     --------
Net Increase in Net Assets from Institutional Class Shares
Transactions                                                            255              2,808             219,749       34,398
                                                                  =========           ========           =========     ========
Retail Class Shares:
Shares Issued                                                        14,895                234             168,353          246
Shares Issued as Reinvestment of Distributions                           --                  1                  --           --
Shares Redeemed                                                        (355)                (4)            (13,940)          (4)
                                                                  ---------           --------           ---------     --------
Net Increase in Net Assets from Retail Class Shares Transactions     14,540                231             154,413          242
                                                                  ---------           --------           ---------     --------
Net Increase in Net Assets from Capital Share Transactions           14,795              3,039             374,162       34,640
                                                                  ---------           --------           ---------     --------
Net Increase in Net Assets                                           16,289              2,878             419,353       33,225
NET ASSETS:
Beginning of year                                                     2,898                 20              33,245           20
                                                                  ---------           --------           ---------     --------
End of year                                                       $  19,187           $  2,898           $ 452,598     $ 33,245
                                                                  =========           ========           =========     ========
Undistributed Net Investment Income                               $       8           $      4           $      --     $     --
                                                                  =========           ========           =========     ========
SHARES ISSUED AND REDEEMED:
Institutional Class Shares
  Shares Issued                                                          23                262              18,019        3,219
  Shares Issued as Reinvestment of Distributions                         --                  1                  --            1
  Shares Redeemed                                                        --                 --              (1,118)         (23)
                                                                  ---------           --------           ---------     --------
Net Increase in Institutional Class Shares                               23                263              16,901        3,197
                                                                  ---------           --------           ---------     --------
Retail Class Shares
  Shares Issued                                                       1,170                 22              13,618           22
  Shares Redeemed                                                       (28)                --              (1,080)          --
                                                                  ---------           --------           ---------     --------
Net Increase in Retail Class Shares                                   1,142                 22              12,538           22
                                                                  ---------           --------           ---------     --------
Net Increase in Share Transactions                                    1,165                285              29,439        3,219
                                                                  =========           ========           =========     ========

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.






--------------------------------------------------------------------------------
                                       29

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (000)                 [RIVERPARK FUNDS LOGO]

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                              RIVERPARK SHORT
                                                                  RIVERPARK SMALL CAP GROWTH FUND           TERM HIGH YIELD FUND
                                                                 ---------------------------------     -----------------------------
                                                                   Year Ended        Year Ended         Year Ended      Year Ended
                                                                 September 30,       September 30,     September 30,   September 30,
                                                                      2012               2011               2012           2011
                                                                 -------------       -------------      ------------    ------------
OPERATIONS:
Net Investment Income (Loss)                                       $    (40)           $   (23)          $   3,914       $   680
Net Realized Loss on Investments                                        (28)                (9)               (51)           (84)
Net Change in Unrealized Appreciation (Depreciation) of
  Investments                                                           792               (485)                429          (186)
                                                                   --------           --------           ---------     ---------
Net Increase (Decrease) in Net Assets Resulting from
  Operations                                                            724               (517)              4,292           410
                                                                   --------           --------           ---------     ---------
Distributions to Shareholders From:
Net Investment Income:
  Institutional Class Shares                                             --                 --              (2,416)         (602)
  Retail Class Shares                                                    --                 --              (1,431)          (97)
Return of Capital:
  Institutional Class Shares                                             --                 (4)                 --            --
                                                                   --------           --------           ---------     ---------
Total Distributions to Shareholders                                      --                 (4)             (3,847)         (699)
                                                                   --------           --------           ---------     ---------
CAPITAL SHARE TRANSACTIONS:
Institutional Class Shares:
  Shares Issued                                                          40              3,625              92,917        16,668
  Shares Issued in Connection with In-Kind Contribution                  --                 --                  --         2,726
  Shares Issued as Reinvestment of Distributions                         --                  4               2,389           601
  Shares Redeemed                                                       (43)                --             (14,327)         (890)
                                                                   --------           --------           ---------     ---------
Net Increase (Decrease) in Net Assets from Institutional Class
  Shares Transactions                                                    (3)             3,629              80,979        19,105
                                                                   --------           --------           ---------     ---------
Retail Class Shares:
  Shares Issued                                                         283                807              99,130         7,255
  Shares Issued as Reinvestment of Distributions                         --                 --               1,324            85
  Shares Redeemed                                                      (145)                --              (8,919)       (1,210)
                                                                   --------           --------           ---------     ---------
Net Increase in Net Assets from Retail Class Shares Transactions        138                807              91,535         6,130
                                                                   --------           --------           ---------     ---------
Net Increase in Net Assets from Capital Share Transactions              135              4,436             172,514        25,235
                                                                   --------           --------           ---------     ---------
Net Increase in Net Assets                                              859              3,915             172,959        24,946
NET ASSETS:
Beginning of year                                                     3,935                 20              24,966            20
                                                                   --------           --------           ---------     ---------
End of year                                                        $  4,794           $  3,935           $ 197,925     $  24,966
                                                                   ========           ========           =========     =========
Undistributed Net Investment Income                                $     --           $     --           $      67     $      --
                                                                   ========           ========           =========     =========
SHARES ISSUED AND REDEEMED:
Institutional Class Shares
  Shares Issued                                                           3                337               9,298         1,666
  Shares Issued in Connection with In-Kind Contribution (see
    Note 5)                                                              --                 --                  --           273
  Shares Issued as Reinvestment of Distributions                         --                 --                 239            60
  Shares Redeemed                                                        (4)                --              (1,431)          (89)
                                                                   --------           --------           ---------     ---------
Net Increase (Decrease) in Institutional Class Shares                    (1)               337               8,106         1,910
                                                                   --------           --------           ---------     ---------
Retail Class Shares
  Shares Issued                                                          26                 71               9,921           727
  Shares Issued as Reinvestment of Distributions                         --                 --                 133             9
  Shares Redeemed                                                       (13)                --                (893)         (121)
                                                                   --------           --------           ---------     ---------
Net Increase in Retail Class Shares                                      13                 71               9,161           615
                                                                   --------           --------           ---------     ---------
Net Increase in Share Transactions                                       12                408              17,267         2,525
                                                                   ========           ========           =========     =========

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.

--------------------------------------------------------------------------------

                                       30

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (000)                 [RIVERPARK FUNDS LOGO]

--------------------------------------------------------------------------------------------------------------
                                                                     RIVERPARK LONG/
                                                                    SHORT OPPORTUNITY      RIVERPARK/ GARGOYLE
                                                                          FUND              HEDGED VALUE FUND
                                                                    -----------------      -------------------
                                                                     For The Period           For The Period
                                                                     Ended September         Ended September
                                                                        30, 2012*               30, 2012**
                                                                     ---------------         ---------------
OPERATIONS:
Net Investment Income (Loss)                                            $   (207)                 $   87
Net Realized Gain (Loss) on Investments, Written Options,
  Securities Sold Short, Swap Contracts and Foreign Currency
  Transactions.                                                              158                    (533)
Net Change in Unrealized Appreciation (Depreciation) of
  Investments, Written Options and Securities Sold Short                     540                     584
                                                                      ----------               ---------
Net Increase (Decrease) in Net Assets Resulting from Operations              491                     138
                                                                      ----------               ---------
CAPITAL SHARE TRANSACTIONS:
Institutional Class Shares:
  Shares Issued                                                            9,038                   3,519
  Shares Issued in Connection with In-Kind Contribution (see
    Note 5)                                                               10,680                  14,390
  Shares Redeemed                                                           (109)                 (1,135)
                                                                      ----------               ---------
Net Increase in Net Assets from Institutional Class Shares
  Transactions                                                            19,609                  16,774
                                                                      ----------               ---------
Retail Class Shares:
  Shares Issued                                                            4,266                     396
  Shares Redeemed                                                            (70)                     (7)
                                                                      ----------               ---------
Net Increase in Net Assets from Retail Class Shares Transactions           4,196                     389
                                                                      ----------               ---------
Net Increase in Net Assets from Capital Share Transactions                23,805                  17,163
                                                                      ----------               ---------
Net Increase in Net Assets                                                24,296                  17,301
NET ASSETS:
Beginning of year                                                             --                      --
                                                                      ----------               ---------
End of year                                                           $   24,296               $  17,301
                                                                      ==========               =========
Undistributed Net Investment Income                                   $       --               $      87
                                                                      ==========               =========
SHARES ISSUED AND REDEEMED:
Institutional Class Shares
  Shares Issued                                                              915                     372
  Shares Issued in Connection with In-Kind Contribution (see
    Note 5)                                                                1,068                   1,439
  Shares Redeemed                                                            (11)                   (116)
                                                                      ----------               ---------
Net Increase in Institutional Class Shares                                 1,972                   1,695
                                                                      ----------               ---------
Retail Class Shares
  Shares Issued                                                              432                      41
  Shares Redeemed                                                             (7)                     (1)
                                                                      ----------               ---------
Net Increase in Retail Class Shares                                          425                      40
                                                                      ----------               ---------
Net Increase in Share Transactions                                         2,397                   1,735
                                                                      ==========               =========

 * Fund commenced operations on March 30, 2012.
** Fund commenced operations on April 30, 2012.
Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.

--------------------------------------------------------------------------------

                                       31

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Period
For the Year Period Ended September 30,
--------------------------------------------------------------------------------

                                                             REALIZED AND
                                      NET ASSET     NET       UNREALIZED        TOTAL     DIVIDENDS
                                        VALUE,   INVESTMENT      GAINS          FROM      FROM NET     DISTRIBUTIONS
                                      BEGINNING    INCOME     (LOSSES) ON    INVESTMENT  INVESTMENT     FROM RETURN       TOTAL
                                      OF PERIOD   (LOSS)(3)   INVESTMENTS    OPERATIONS    INCOME        OF CAPITAL   DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
RIVERPARK LARGE GROWTH FUND
   INSTITUTIONAL CLASS SHARES
      2012                            $   10.09  $     0.01  $       3.17    $     3.18  $       --    $          --  $          --
      2011                                10.00       (0.01)         0.16(4)       0.15  $       --            (0.06)         (0.06)

   RETAIL CLASS SHARES
      2012                            $   10.07  $    (0.03) $       3.17    $     3.14  $       --    $          --  $          --
      2011                                10.00       (0.04)         0.16(4)       0.12          --            (0.05)         (0.05)

RIVERPARK/WEDGEWOOD FUND
   INSTITUTIONAL CLASS SHARES
      2012                            $   10.32  $    (0.05) $       3.61    $     3.56  $       --    $          --  $          --
      2011                                10.00       (0.06)         0.40(4)       0.34          --(3)         (0.02)         (0.02)

   RETAIL CLASS SHARES
      2012                            $   10.30  $    (0.08) $       3.60    $     3.52  $       --    $          --  $          --
      2011                                10.00       (0.09)         0.40(4)       0.31          --            (0.01)         (0.01)

RIVERPARK SMALL CAP GROWTH FUND
   INSTITUTIONAL CLASS SHARES
      2012                            $    9.61  $    (0.09) $       1.85    $     1.76  $       --    $          --  $          --
      2011                                10.00       (0.08)        (0.29)        (0.37)         --            (0.02)         (0.02)

   RETAIL CLASS SHARES
      2012                            $    9.58  $    (0.12) $       1.86    $     1.74  $       --    $          --  $          --
      2011                                10.00       (0.10)        (0.30)        (0.40)         --            (0.02)         (0.02)

RIVERPARK SHORT TERM HIGH YIELD FUND
   INSTITUTIONAL CLASS SHARES
      2012                            $    9.88  $     0.44  $       0.08    $     0.52  $    (0.39)   $          --  $       (0.39)
      2011                                10.00        0.47         (0.15)         0.32       (0.44)              --          (0.44)

   RETAIL CLASS SHARES
      2012                            $    9.88  $     0.42  $       0.06    $     0.48  $    (0.37)   $          --  $       (0.37)
      2011                                10.00        0.43         (0.13)         0.30       (0.42)              --          (0.42)

RIVERPARK LONG/SHORT OPPORTUNITY FUND
   INSTITUTIONAL CLASS SHARES
      2012(1)                         $   10.00  $    (0.13) $       0.27    $     0.14  $       --    $          --  $          --

   RETAIL CLASS SHARES
      2012(1)                         $   10.04  $    (0.13) $       0.22    $     0.09  $       --    $          --  $          --

RIVERPARK/GARGOYLE HEDGED VALUE FUND
   INSTITUTIONAL CLASS SHARES
      2012(2)                         $   10.00  $     0.05  $      (0.08)(8)$    (0.03) $       --    $          --  $          --

   RETAIL CLASS SHARES
      2012(2)                         $    9.83  $     0.05  $       0.08    $     0.13  $       --    $          --  $          --





--------------------------------------------------------------------------------
                                       32

    The accompanying notes are an integral part of the financial statements.

                                                          [RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

                                                                              RATIO OF
                                                                            NET EXPENSES
                                       NET ASSET                NET          TO AVERAGE
                                         VALUE,              ASSETS END      NET ASSETS,
                                          END       TOTAL    OF PERIOD    EXCLUDING DIVIDEND
                                       OF PERIOD   RETURN+     (000)     AND INTEREST EXPENSE
----------------------------------------------------------------------------------------------
RIVERPARK LARGE GROWTH FUND
   INSTITUTIONAL CLASS SHARES
      2012                             $   13.27     31.52%  $    3,804               1.00%
      2011                                 10.09      1.44        2,667               1.00

   RETAIL CLASS SHARES
      2012                             $   13.21     31.18%  $   15,383               1.25%
      2011                                 10.07      1.19          231               1.25

RIVERPARK/WEDGEWOOD FUND
   INSTITUTIONAL CLASS SHARES
      2012                             $   13.88     34.50%  $  279,016               1.00%
      2011                                 10.32      3.37       33,004               1.00%

   RETAIL CLASS SHARES
      2012                             $   13.82     34.17%  $  173,582               1.25%
      2011                                 10.30      3.12          241               1.25%

RIVERPARK SMALL CAP GROWTH FUND
   INSTITUTIONAL CLASS SHARES
      2012                             $   11.37     18.31%  $    3,833               1.25%
      2011                                  9.61     (3.71)       3,243               1.25

   RETAIL CLASS SHARES
      2012                             $   11.32     18.16%  $      962               1.50%
      2011                                  9.58     (4.06)         692               1.50

RIVERPARK SHORT TERM HIGH YIELD FUND
   INSTITUTIONAL CLASS SHARES
      2012                             $   10.01      5.32%  $  100,224               1.00%
      2011                                  9.88      3.27       18,883               1.00

   RETAIL CLASS SHARES
      2012                             $    9.99      4.88%  $   97,701               1.25%
      2011                                  9.88      3.06        6,083               1.25

RIVERPARK LONG/SHORT OPPORTUNITY FUND
   INSTITUTIONAL CLASS SHARES
      2012                             $   10.14      1.40%  $    19,994              1.85%(6)

   RETAIL CLASS SHARES
      2012                             $   10.13      0.90%  $     4,302              2.00%(6)

RIVERPARK/GARGOYLE HEDGED VALUE FUND
   INSTITUTIONAL CLASS SHARES
     2012                              $    9.97     (0.30)% $    16,899              1.25%

   RETAIL CLASS SHARES
     2012                              $    9.96      1.32%  $       402              1.50%

                                           RATIO OF          RATIO OF TOTAL
                                         NET EXPENSES           EXPENSES         RATIO OF NET
                                          TO AVERAGE           TO AVERAGE         INVESTMENT
                                         NET ASSETS,          NET ASSETS,        INCOME (LOSS)   PORTFOLIO
                                    INCLUDING DIVIDEND    INCLUDING DIVIDEND      TO AVERAGE     TURNOVER
                                    AND INTEREST EXPENSE  AND INTEREST EXPENSE    NET ASSETS       RATE
-----------------------------------------------------------------------------------------------------------
RIVERPARK LARGE GROWTH FUND
   INSTITUTIONAL CLASS SHARES
      2012                                         1.00%                2.78%             0.08%         24%
      2011                                         1.00                 9.08             (0.10)         73

   RETAIL CLASS SHARES
      2012                                         1.25%                1.74%            (0.20)%        24%
      2011                                         1.25                 9.76             (0.32)         73

RIVERPARK/WEDGEWOOD FUND
   INSTITUTIONAL CLASS SHARES
      2012                                         1.00%                1.03%            (0.40)%        24%
      2011                                         1.00                 2.83             (0.59)         48

   RETAIL CLASS SHARES
      2012                                         1.25%                1.27%            (0.64)%        24%
      2011                                         1.25                 3.71             (0.78)         48

RIVERPARK SMALL CAP GROWTH FUND
   INSTITUTIONAL CLASS SHARES
      2012                                         1.25%                2.85%            (0.81)%        55%
      2011                                         1.25                 6.93             (0.69)         92

   RETAIL CLASS SHARES
      2012                                         1.50%                3.06%            (1.06)%        55%
      2011                                         1.50                 6.99             (0.88)         92

RIVERPARK SHORT TERM HIGH YIELD FUND
   INSTITUTIONAL CLASS SHARES
      2012                                         1.00%                1.12%             4.42%        611%
      2011                                         1.00                 2.12              4.69         454

   RETAIL CLASS SHARES
      2012                                         1.25%                1.32%             4.23%        611%
      2011                                         1.25                 2.18              4.28         454

RIVERPARK LONG/SHORT OPPORTUNITY FUND
   INSTITUTIONAL CLASS SHARES
      2012                                         3.49%(6)             4.12%(6)         (2.61)%        20%(7)

   RETAIL CLASS SHARES
      2012                                         3.68 (6)             4.18%(6)         (2.78)%        20%(7)

RIVERPARK/GARGOYLE HEDGED VALUE FUND
   INSTITUTIONAL CLASS SHARES
      2012                                         1.25%                1.94%             1.28%         29%(7)

   RETAIL CLASS SHARES
      2012                                         1.50%                1.99%             1.35%         29%(7)


+ Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by Adviser during the period.

(1) Institutional Class Shares commenced operations on March 30, 2012 and Retail Class Shares commenced on April 3, 2012. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.

(2) Institutional Class Shares commenced operations on April 30, 2012 and Retail Class Shares commenced on May 4, 2012. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.

(3)  Per share data was calculated using average shares for the period.

(4) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(5)  Amount represents less than $0.01 per share.

(6) Dividend and interest expense totaled 1.64% of average net assets for the year ended September 30, 2012.

(7)  Not annualized.

(8) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.



--------------------------------------------------------------------------------
                                       33

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 2012
--------------------------------------------------------------------------------

1. ORGANIZATION

RiverPark Funds Trust (the "Trust"), was formed on June 22, 2010 as an open-end registered management investment company under the Investment Act of 1940. As of September 30, 2012, the Trust was comprised of six funds: the RiverPark Large Growth Fund, RiverPark/Wedgewood Fund, RiverPark Small Cap Growth Fund, RiverPark Short Term High Yield Fund, RiverPark Long/Short Opportunity Fund and RiverPark/Gargoyle Hedged Value Fund (each a "Fund" and collectively the "Funds"). The investment objective of the RiverPark Large Growth Fund, RiverPark/Wedgewood Fund and RiverPark Small Cap Growth Fund is to seek long term capital appreciation. The investment objective of the RiverPark Short Term High Yield Fund is high current income and capital appreciation consistent with the preservation of capital. The investment objective of the RiverPark Long/Short Opportunity Fund is to seek long-term capital appreciation while managing downside volatility. The investment objective of the RiverPark/Gargoyle Hedged Value Fund is to seek long-term capital appreciation while exposing investors to less risk than broad stock market indices. Each of the Funds is diversified with the exception of the RiverPark/Wedgewood Fund which is non-diversified. Each Fund is registered to offer Institutional Class Shares and Retail Class Shares. Each of the Funds, except the RiverPark Short Term High Yield Fund, has registered Class C Shares but they are not intended to be offered at this time. Each class differs as to ongoing fees.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies.

USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS -- Securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Portfolio securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price on each business day for the New York Stock Exchange ("NYSE"). If there is no such reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Debt securities are valued according to the broadest and most representative market, which will ordinarily be over-the-counter. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith through consideration of other factors in accordance with procedures adopted by, and under the general supervision of, the Board of Trustees ("the Board").

To the extent that a Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities not denominated in United States dollars will be translated into United States dollars on the valuation date. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each day the NYSE is open for business (a "Business Day"). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days in New York. Furthermore, trading takes place in various foreign markets on days which are not Business Days in New York and on which net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of




--------------------------------------------------------------------------------
                                       34

                                                          [RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Fund's calculation of net assets unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made.

In accordance with the authoritative guidance on fair value measurement and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

o    Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

o    Level 2 -- Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

o    Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Effective April 1, 2012, the Funds adopted Accounting Standards Update ("ASU") ASU No. 2011-04 "AMENDMENTS TO ACHIEVE COMMON FAIR VALUE MEASUREMENT AND DISCLOSURE REQUIREMENTS IN U.S. GAAP AND INTERNATIONAL FINANCIAL REPORTING STANDARDS ("IFRS")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The adoption of ASU 2011-04 had no impact on the Funds' net assets.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classification, refer to the Schedules of Investments and Schedule of Securities Sold Short.

For the year or period ended September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities. It is the Funds' policy to recognize transfers into and out of Levels at the end of the reporting period.

For the year or period ended September 30, 2012, there were no significant changes to the Funds' fair value methodologies.



--------------------------------------------------------------------------------
                                       35

NOTES TO FINANCIAL STATEMENTS
September 30, 2012 (CONTINUED)
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SECURITIES SOLD SHORT -- As consistent with the RiverPark Long/Short Opportunity Fund's investment objectives, the Fund intends to sell securities short so long as, as a result of that sale, the current value of securities sold short by the Fund would not exceed 50% of the value of its gross assets (including the amounts borrowed) and 100% of the value of its net assets. A short sale is the sale by a fund of a security which it does not own in anticipation of purchasing the same security in the future. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund's broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury Bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

WRITTEN/PURCHASED OPTIONS -- Each of the Funds may purchase call and put options on securities to seek capital growth or for hedging purposes. Each Fund may also write and sell covered call and put options and purchase and write options on stock indices (such as the S&P 500 Index) listed on domestic or foreign securities exchanges or traded in the over-the-counter market for hedging purposes. Additionally, RiverPark Long/Short Opportunity Fund and RiverPark/Gargoyle Hedged Value Fund may sell uncovered call options on securities and stock indices.

The RiverPark Long/Short Opportunity Fund and RiverPark/Gargoyle Hedged Value Fund may invest up to 50% of the value of their assets, represented by premiums paid, to purchase call and put options on securities and securities indices. The Funds may write covered call and put options on securities and securities indices, so long as the aggregate nominal value does not exceed 200% of the value of its assets.

An option on a security provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a nonrefundable purchase price for the option, known as the "premium." The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. The risk of the seller, or "writer," however, is potentially unlimited, unless the option is "covered," which is generally accomplished through the writer's ownership of the underlying security, in the case of a call option, or the writer's segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer's obligation is not covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.



--------------------------------------------------------------------------------
                                       36

                                                          [RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

Written equity and index options transactions entered into during the period ended September 30, 2012 are summarized as follows:

--------------------------------------------------------------------------------------------------
                                                                              RIVERPARK/GARGOYLE
                                                                              HEDGED VALUE FUND
--------------------------------------------------------------------------------------------------
                                                 Number of Contracts          Premiums Received
--------------------------------------------------------------------------------------------------
Balance at the beginning of the period                            -                 $         -
Written Options transferred in-kind                             175                     403,430
Written                                                       1,086                   2,127,386
Expired                                                         (13)                    (25,936)
Closing buys                                                 (1,011)                 (2,131,965)
--------------------------------------------------------------------------------------------------
Balance at the end of the period                                237                 $   372,915
--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
                                                                              RIVERPARK LONG/SHORT
                                                                              OPPORTUNITY FUND
--------------------------------------------------------------------------------------------------
                                                 Number of Contracts          Premiums Received
--------------------------------------------------------------------------------------------------
Balance at the beginning of the period                            -                  $        -
Written                                                         825                     349,705
Closing buys                                                   (825)                   (349,705)
--------------------------------------------------------------------------------------------------
Balance at the end of the period                                  -                  $        -
--------------------------------------------------------------------------------------------------

In addition to the option writing above, the RiverPark Long/Short Opportunity Fund, received through an in-kind transfer 204 options contracts, purchased 588 options contracts and sold 542 options contracts in the current period for a realized gain of $219 with 250 purchased options outstanding. The realized gain from options purchased is included in net realized gain/loss from investments on the Statement of Operations.

All written options and purchased options have equity risk exposure.

SWAP AGREEMENTS -- The Funds may invest in equity-linked securities, including, but not limited to, participation notes, certificates, and equity swaps. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and subject to each Fund's restrictions on investments in foreign securities.

Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous. Equity swaps may also be used for hedging purposes or to seek to increase total return. A Fund's ability to enter into certain swap transactions may be limited by tax considerations. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer.

Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on the equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks


--------------------------------------------------------------------------------
                                       37

NOTES TO FINANCIAL STATEMENTS
September 30, 2012 (CONTINUED)
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks). A Fund will generally enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term.

Equity swaps are derivatives and their value can be very volatile. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to an equity swap defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the cost of the underlying asset without the use of leverage. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. To the extent that the Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. Because equity swaps are normally illiquid, a Fund may be unable to terminate its obligations when desired. When entering into swap contracts, a Fund must "set aside" liquid assets, or engage in other appropriate measures to "cover" its obligation under the swap contract.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

The RiverPark Long/Short Opportunity Fund purchased 106,855 swap contracts and closed 24,510 swap contracts in the current period for a realized gain of $169,005 with 82,345 swap contracts outstanding.

INVESTMENT TRANSACTIONS -- Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are accreted or amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis from settlement date. Dividend income and expenses and other distributions are recorded on the ex-dividend date, except certain dividends and distributions from foreign securities which are recorded as soon as a Fund is informed after the ex-dividend date.

ORGANIZATION AND OFFERING COSTS -- Organizational costs of the RiverPark Long/Short Opportunity Fund and RiverPark/Gargoyle Hedged Value Fund, which commenced operations on March 30, 2012 and April 30, 2012, respectively, have been expensed as incurred. Offering costs, including the cost of printing the initial prospectus and registration fees, are being amortized to expense over a twelve month period. As of September 30, 2012, the RiverPark Long/Short Opportunity Fund and RiverPark/Gargoyle Hedged Value Fund had $21,427 and $34,471, respectively, remaining to be amortized.

EXPENSES -- Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.


--------------------------------------------------------------------------------
                                       38

                                                          [RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund's do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders annually for the RiverPark Large Growth Fund, RiverPark/Wedgewood Fund, RiverPark Small Cap Growth Fund, RiverPark Long/Short Opportunity Fund and RiverPark/Gargoyle Hedged Value Fund and declared and paid monthly for the RiverPark Short Term High Yield Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

INCOME TAXES -- Each Fund intends to qualify or continue to qualify as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of, and changes to, tax laws, regulations and interpretations thereof.

As of and during the year or period ended September 30, 2012, the Funds did not have a tax liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any significant interest or penalties.

3. AGREEMENTS

INVESTMENT ADVISORY AGREEMENT -- RiverPark Advisors, LLC ("RiverPark") serves as the Funds' investment adviser (the "Adviser"). For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly at the following annual rate: 0.65% for the RiverPark Large Growth Fund, the RiverPark/Wedgewood Fund and the RiverPark Short Term High Yield Fund, 0.90% for the RiverPark Small Cap Growth Fund and RiverPark/Gargoyle Hedged Value Fund, and 1.50% for the RiverPark Long/Short Opportunity Fund.

The Adviser has agreed contractually to waive its fees and to absorb expenses of each Fund to the extent necessary to ensure that ordinary operating expenses of each class (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and


--------------------------------------------------------------------------------
                                       39

NOTES TO FINANCIAL STATEMENTS
September 30, 2012 (CONTINUED)
--------------------------------------------------------------------------------

3. AGREEMENTS (CONTINUED)

expenses and extraordinary expenses) do not exceed, on an annual basis, 1.00% for the Institutional Class Shares and 1.25% for the Retail Class Shares of the Fund's average net assets for the RiverPark Large Growth Fund, the RiverPark/Wedgewood Fund and the RiverPark Short Term High Yield Fund, 1.25% for the Institutional Class Shares and 1.50% for the Retail Class Shares of the Fund's average net assets for the RiverPark Small Cap Growth Fund and RiverPark/Gargoyle Hedged Value Fund, and 1.85% for the Institutional Class Shares and 2.00% for the Retail Class Shares of the Fund's average net assets for the RiverPark Long/Short Opportunity Fund. The Funds have each agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the annual expense limitation to be exceeded. This arrangement will remain in effect unless and until the Board approves its modification or termination.

The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rate of 1.00% for the Institutional Class Shares and 1.25% for the Retail Class Shares for RiverPark Large Growth Fund, RiverPark/Wedgewood Fund and RiverPark Short Term High Yield Fund. The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rate of 1.25% for the Institutional Class Shares and 1.50% for the Retail Class Shares for RiverPark Small Cap Growth Fund and RiverPark/Gargoyle Hedged Value Fund. The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rate of 1.85% for the Institutional Class Shares and 2.00% for the Retail Class Shares for RiverPark Long/Short Opportunity Fund. As of September 30, 2012, the Adviser may in the future seek reimbursement of previously waived fees for the Funds as follows:


FUND                                           EXPIRING 2014          EXPIRING 2015          TOTAL
----                                           -------------          -------------          -----
RiverPark Large Growth Fund                    $  181,119             $   72,780           $253,899
RiverPark/Wedgewood Fund                          164,648                 55,101            219,749
RiverPark Small Cap Growth Fund                   180,539                 72,241            252,780
RiverPark Short Term High Yield Fund              165,145                 87,817            252,962
RiverPark Long/Short Opportunity Fund                   -                 48,060             48,060
RiverPark/Gargoyle Hedged Value Fund                    -                 46,262             46,262


RiverPark provides day-to-day portfolio management services to the RiverPark Large Growth Fund, RiverPark Small Cap Growth Fund and RiverPark Long/Short Opportunity Fund and oversees the day-to-day portfolio management services provided by Wedgewood Partners, Inc. ("Wedgewood"), as sub-adviser to the RiverPark/Wedgewood Fund; Cohanzick Management Inc. ("Cohanzick"), as sub-adviser to the RiverPark Short Term High Yield Fund; and Gargoyle Investment Advisor LLC ("Gargoyle"), as sub-adviser to the RiverPark/Gargoyle Hedged Value Fund. With regard to the RiverPark Large Growth Fund, RiverPark Small Cap Growth Fund and RiverPark Long/Short Opportunity Fund, the Adviser has discretion to purchase and sell securities in accordance with these Funds' objectives, policies, and restrictions. This investment discretion has been delegated by the Adviser to Wedgewood, Cohanzick and Gargoyle with regard to each respective Fund to which such parties serve as sub-adviser. The Adviser pays the sub-advisers a monthly fee based upon the net assets managed by such sub-adviser from the management fee paid to the Adviser pursuant to the Investment Advisory Agreement. The Funds are not responsible for the payment of the sub-advisory fees.


--------------------------------------------------------------------------------
                                       40

                                                          [RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT -- SEI Investments Global Funds Services (the "Administrator") serves as the Funds' administrator pursuant to an Administration Agreement under which the Administrator provides administrative and accounting services for an annual fee equal to 0.12% of the first $500 million, 0.10% of the next $500 million, and 0.08% of any amount above $1 billion of the Funds' average daily net assets, subject to a minimum annual fee.

Brown Brothers Harriman & Co. (the "Custodian") serves as the Funds' custodian pursuant to a Custodian Agreement. DST Systems, Inc. (the Transfer Agent") serves as the Funds' transfer agent pursuant to an Agency Agreement.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments Company and an affiliate of the Administrator (the "Distributor") serves as the Funds' distributor pursuant to a Distribution Agreement.

The Trust has adopted a shareholder services plan under which a shareholder servicing fee may be paid at an annual rate of up to 0.25% of average daily net assets attributable to Retail Class Shares and Institutional Class Shares of the Funds to banks and their affiliates and other institutions, including broker-dealers, as compensation for providing non-distribution related shareholder services. Aggregate compensation for the Institutional Class Shares will not exceed on an annual basis 0.15% of the average daily net assets of such class.

The Trust has adopted an administrative services plan under which each Fund may pay a non-distribution related administrative services fee at an annual rate of up to 0.20% (currently set at 0.15%) and 0.15% of the average daily net assets of the Retail Class Shares and Institutional Class Shares, respectively, to financial institutions, retirement plans, broker-dealers, depository institutions, institutional shareholders of record, registered investment advisers and other financial intermediaries and various brokerage firms or other industry recognized service providers of fund supermarkets or similar programs who provide administrative, recordkeeping and support servicing to their customers.

OTHER -- Certain officers of the Trust are also officers of the Adviser and the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Funds as incurred. The services include regulatory oversight of the Trust's Adviser, sub-advisers and service providers as required by SEC regulations.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from security sales, other than short-term investments, short sales, purchases to cover and short-term securities for the year or period ended September 30, 2012, were as follows:




                                                                   PROCEEDS FROM
FUND                                       PURCHASES (000)          SALES (000)
----                                       ---------------         -------------
RiverPark Large Growth Fund                $   14,666              $   1,430
RiverPark/Wedgewood Fund                      392,793                 49,948
RiverPark Small Cap Growth Fund                 2,448                  2,365
RiverPark Short Term High Yield Fund          355,917                283,359
RiverPark Long/Short Opportunity Fund          13,083                  2,683
RiverPark/Gargoyle Hedged Value Fund            4,222                  3,983


--------------------------------------------------------------------------------
                                       41

NOTES TO FINANCIAL STATEMENTS
September 30, 2012 (CONTINUED)
--------------------------------------------------------------------------------

4. INVESTMENT TRANSACTIONS (CONTINUED)

There were no purchases or sales of U.S. Government securities for the year or period ended September 30, 2012.

5. IN-KIND CONTRIBUTIONS

As part of the Fund conversion on March 30, 2012, the RiverPark Long/Short Opportunity Fund received an in-kind contribution from the RiverPark Opportunity Fund, LLC, which consisted of $10,680,117 of cash, securities and securities sold short which were recorded at their then current value. As a result of the in-kind contribution, the RiverPark Long/Short Opportunity Fund issued 1,068,012 Institutional Class Shares at a $10/share net asset value.

As part of the Fund conversion on April 30, 2012, the RiverPark/Gargoyle Hedged Value Fund received an in-kind contribution from the Gargoyle Hedge Value Fund L.P., which consisted of $14,389,843 of securities and written options which were recorded at their then current value. As a result of the in-kind contribution, the RiverPark/Gargoyle Hedged Value Fund issued 1,438,984 Institutional Class Shares at a $10/share net asset value.

The in-kind contributions were treated as tax-free transactions for federal income tax purposes.

6. FEDERAL TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

Accordingly the following permanent differences are primarily attributable to basis adjustment on carryover securities, distribution reclassification, net operating losses, Master Limited Partnership dividend income reclasses, losses on paydowns, basis adjustments for investment in Master Limited Partnership and REIT adjustments which have been classified to/from the following components of net assets (000):


                                           UNDISTRIBUTED NET         ACCUMULATED
                                           INVESTMENT INCOME        REALIZED GAIN
FUND                                            (LOSS)                 (LOSS)              PAID-IN CAPITAL
----                                       -----------------       ---------------         ---------------
RiverPark Large Growth Fund                $        6              $        (8)            $       2
RiverPark/Wedgewood Fund                        1,069                   (1,069)                   --
RiverPark Small Cap Growth Fund                    40                       (1)                  (39)
RiverPark Long/Short Opportunity Fund             207                     (107)                 (100)
RiverPark/Gargoyle Hedged Value Fund               --                      441                  (441)


These reclassifications have no impact on net asset value or net asset value per share.



--------------------------------------------------------------------------------
                                       42

                                                          [RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

The tax character of dividends and distributions declared during the last two years or periods ended September 30, 2012, was as follows (000):


                                         ORDINARY      LONG-TERM
FUND                                     INCOME       CAPITAL GAIN      RETURN OF CAPITAL     TOTAL
----                                     --------     ------------      -----------------     -----
RiverPark Large Growth Fund
2011                                    $   --        $   --            $     9               $   9
RiverPark/Wedgewood Fund
2011                                         1            --                  5                   6
RiverPark Small Cap Growth Fund
2011                                        --            --                  4                   4
RiverPark Short Term High Yield Fund
2012                                     3,847            --                 --               3,847
2011                                       699            --                 --                 699



As of September 30, 2012, the components of distributable earnings on a tax basis were as follows (000):


                                                                                                                           TOTAL
                                                                                                                       DISTRIBUTABLE
                                      UNDISTRIBUTED UNDISTRIBUTED                           UNREALIZED       OTHER        EARNINGS
                                        ORDINARY     LONG-TERM    CAPITAL LOSS POST-OCTOBER APPRECIATION    TEMPORARY  (ACCUMULATED
                                         INCOME     CAPITAL GAIN  CARRYFORWARD   LOSSES    (DEPRECIATION) DIFFERENCES    LOSSES)
                                      ----------------------------------------------------------------------------------------------
RiverPark Large Growth Fund           $      47     $   44        $   --        $   --       $   1,250      $      6     $  1,347
RiverPark/Wedgewood Fund                  1,596         --            --           (59)         42,297            --       43,834
RiverPark Small Cap Growth Fund              --         22            --           (26)            257            --          253
RiverPark Short Term High Yield Fund         68         --           (77)          (66)            233            (2)         156
RiverPark Long/Short Opportunity Fund       177         85            --            --           2,899        (2,570)         591
RiverPark/Gargoyle Hedged Value Fund        109         42            --            --           2,153        (1,725)         579


Post-October losses represent losses realized on investment transactions from November 1, 2011, through September 30, 2012, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

For federal income tax purposes, capital loss carryforwards represent realized losses that a Fund may carry forward for a maximum period of eight years and apply against future capital gains. At September 30, 2012, the breakdown of capital loss carryforwards was as follows (000):




FUND                                                     EXPIRES 2019
--------------------------------------------------------------------------------
RiverPark Short Term High Yield Fund                     $     1


--------------------------------------------------------------------------------
                                       43

NOTES TO FINANCIAL STATEMENTS
September 30, 2012 (CONTINUED)
--------------------------------------------------------------------------------

6. FEDERAL TAX INFORMATION (CONTINUED)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Capital loss carryforwards under the new provisions are as follows (000):


FUND                                           SHORT TERM LOSS     LONG TERM LOSS     TOTAL
----                                           ---------------     --------------     -----
RiverPark Short Term High Yield Fund             $   76               $      -        $  76

For federal income tax purposes, the cost of securities owned at September 30, 2012, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for federal income tax purposes in the current year and have been deferred for use in future years. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds, excluding securities sold short and written options, at September 30, 2012, were as follows (000):


                                                           AGGREGATE        AGGREGATE
                                                             GROSS            GROSS             NET
                                          FEDERAL TAX      UNREALIZED       UNREALIZED       UNREALIZED
FUND                                         COST         APPRECIATION     DEPRECIATION     APPRECIATION
----                                      -----------     ------------     ------------     ------------
RiverPark Large Growth Fund               $  17,746       $  1,536         $   (286)        $  1,250
RiverPark/Wedgewood Fund                    411,447         48,539           (6,242)          42,297
RiverPark Small Cap Growth Fund               4,562            689             (432)             257
RiverPark Short Term High Yield Fund        209,639            477             (244)             233
RiverPark Long/Short Opportunity Fund        21,634          3,512             (867)           2,645
RiverPark/Gargoyle Hedged Value Fund         15,329          2,850             (697)           2,153


--------------------------------------------------------------------------------
                                       44

                                                          [RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

7. OTHER

On September 30, 2012, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts comprised of one or many individual shareholders.




FUND
----
RIVERPARK LARGE GROWTH FUND
     Institutional Class Shares                                          88%
     Retail Class Shares                                                 99%
RIVERPARK/WEDGEWOOD FUND
     Institutional Class Shares                                          80%
RIVERPARK SMALL CAP GROWTH FUND
     Institutional Class Shares                                          91%
     Retail Class Shares                                                 98%
RIVERPARK SHORT TERM HIGH YIELD FUND
     Institutional Class Shares                                          57%
     Retail Class Shares                                                 84%
RIVERPARK LONG/SHORT OPPORTUNITY FUND
     Institutional Class Shares                                          65%
     Retail Class Shares                                                 90%
RIVERPARK/GARGOYLE HEDGED VALUE FUND
     Institutional Class Shares                                          12%
     Retail Class Shares                                                 94%


In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

8. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.


--------------------------------------------------------------------------------
                                       45

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees
RiverPark Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of RiverPark Funds Trust (the "Trust"), comprising RiverPark Large Growth Fund, RiverPark/Wedgewood Fund, RiverPark Small Cap Growth Fund, RiverPark Short Term High Yield Fund, RiverPark Long/Short Opportunity Fund, and RiverPark/Gargoyle Hedged Value Fund as of September 30, 2012, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended for RiverPark Large Growth Fund, River Park/Wedgewood Fund, RiverPark Small Cap Growth Fund, and RiverPark Short Term High Yield Fund, and the related statements of operations and changes in net assets, and financial highlights for the period March 30, 2012 (commencement of operations) to September 30, 2012 for RiverPark Long/Short Opportunity Fund, and the related statements of operations and changes in net assets, and financial highlights for the period April 30, 2012 (commencement of operations) to September 30, 2012 for RiverPark/Gargoyle Hedged Value Fund. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting RiverPark Funds Trust as of September 30, 2012, and the results of their operations, the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.





COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
November 29, 2012


--------------------------------------------------------------------------------
                                       46

                                                          [RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

                 TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

Set forth below are the names, addresses, ages, position with the Trust, term of office and length of time served, the principal occupations for the last five years, number of portfolios in the Fund Complex overseen by Trustee, and other directorships outside the Fund Complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the trustees and officers. The SAI may be obtained without charge by calling (888) 564-4517. The following chart lists Trustees and Officers as of September 30, 2012.


---------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS,          POSITION(S) HELD      TERM OF OFFICE      PRINCIPAL              NUMBER OF            OTHER
AND AGE                 WITH THE TRUST        AND LENGTH OF       OCCUPATION(S)          PORTFOLIOS IN FUND   DIRECTORSHIPS
                                              TIME SERVED         DURING PAST FIVE       COMPLEX**            HELD BY TRUSTEE
                                                                  YEARS
---------------------------------------------------------------------------------------------------------------------------------
Richard Browne,         Independent           Indefinite; since   President, Rector      6                    None
156 West 56th           Trustee               September 20,       Management
Street, 17th Floor,                           2010                Corporation
New York, NY                                                      (since 1986).
10019
(52)
---------------------------------------------------------------------------------------------------------------------------------
Michael Cohen,          Independent           Indefinite; since   Managing Partner,      6                    None
156 West 56th           Trustee               September 20,       Coda Capital
Street, 17th Floor,                           2010                Partners
New York, NY                                                      (since 1999).
10019
(53)
---------------------------------------------------------------------------------------------------------------------------------
Ira Balsam,             Independent           Indefinite; since    Chief Financial       6                    None
156 West 56th           Trustee               March 1,             Officer, Avenue
Street, 17th Floor,                           2010                 Capital Management
New York, NY                                                       II, L.P. (2/2002-
10019                                                              12/31/2011)
(47)



---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       47

[RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

           TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS,          POSITION(S) HELD      TERM OF OFFICE      PRINCIPAL              NUMBER OF            OTHER
AND AGE                 WITH THE TRUST        AND LENGTH OF       OCCUPATION             PORTFOLIOS IN FUND   DIRECTORSHIPS
                                              TIME SERVED         DURING PAST FIVE       COMPLEX**            HELD BY TRUSTEE
                                                                  YEARS
---------------------------------------------------------------------------------------------------------------------------------
Morty Schaja*,          Interested Trustee,   Indefinite; since   Chief Executive        6                    None
156 West 56th Street,   President and         June 22, 2010       Officer and
17th Floor, New York,   Chairman of the                           Managing
NY 10019                Board                                     Partner, RiverPark
(57)                                                              Advisors, LLC and
                                                                  RiverPark Capital
                                                                  Management LLC
                                                                  (since 2009); Chief
                                                                  Executive Officer
                                                                  and Managing
                                                                  Partner, RiverPark
                                                                  Capital LLC (since
                                                                  2006); President
                                                                  and Chief Operating
                                                                  Officer, Baron
                                                                  Capital Inc. and
                                                                  Baron Funds (1991
                                                                  to 2006).
---------------------------------------------------------------------------------------------------------------------------------
Mitch Rubin*,           Interested Trustee    Indefinite; since   Chief Investment       6                    None
156 West 56th Street,                         September 20,       Officer and
17th Floor, New York,                         2010                Managing
NY 10019                                                          Partner, RiverPark
(46)                                                              Advisors, LLC and
                                                                  RiverPark Capital
                                                                  Management LLC
                                                                  (since 2009); Chief
                                                                  Investment Officer
                                                                  and Managing
                                                                  Partner, RiverPark
                                                                  Capital LLC. (2006
                                                                  to 2008 and since
                                                                  2009); Partner,
                                                                  Ariance Capital
                                                                  (2008); Portfolio
                                                                  Manager(1995 to
                                                                  2006).
---------------------------------------------------------------------------------------------------------------------------------
Paul Genova,            Secretary             Since September     Chief Financial        N/A                  N/A
156 West 56th Street,                         20, 2010            Officer, RiverPark
17th Floor, New York,                                             Advisors, LLC and
NY 10019                                                          RiverPark Capital
(35)                                                              Management
                                                                  LLC (since 2009);
                                                                  Chief Financial
                                                                  Officer, RiverPark
                                                                  Capital LLC. (since
                                                                  2008); Controller,
                                                                  K Squared Capital
                                                                  Advisors, LP
                                                                  (2007 to 2008);
                                                                  Exis Capital
                                                                  Management, Inc.
                                                                  (2003 to 2007).
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       48

                                                          [RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

           TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS,          POSITION(S) HELD      TERM OF OFFICE AND  PRINCIPAL              NUMBER OF            OTHER
AND AGE                 WITH THE TRUST        LENGTH OF TIME      OCCUPATION             PORTFOLIOS IN FUND   DIRECTORSHIPS HELD
                                              SERVED              DURING PAST FIVE       COMPLEX**            BY TRUSTEE
                                                                  YEARS
---------------------------------------------------------------------------------------------------------------------------------
Matt Kelly,             Vice President        Since September     Chief Marketing        N/A                  N/A
156 West 56th                                 20, 2010            Officer and
Street, 17th Floor,                                               Partner, RiverPark
New York, NY                                                      Advisors and
10019                                                             RiverPark Capital
(43)                                                              Management LLC
                                                                  (since 2010); Vice
                                                                  President, Baron
                                                                  Funds (1997 to
                                                                  2010).
---------------------------------------------------------------------------------------------------------------------------------
Michael Lawson,         Treasurer and Chief   Since September     Director, SEIGFS       N/A                  N/A
One Freedom             Financial Officer     20, 2010            Fund Accounting
Valley Drive, Oaks,                                               Department (since
PA 19456                                                          2005)
(51)
---------------------------------------------------------------------------------------------------------------------------------
Carolyn Mead,           Assistant Vice        Since September     Corporate Counsel,     N/A                  N/A
One Freedom             President and         20, 2010            SEIGFS (since
Valley Drive, Oaks,     Assistant Secretary                       2007); Associate
PA 19456                                                          Counsel, Stradley
(55)                                                              Ronan, Stevens &
                                                                  Young LLP (2004 to
                                                                  2007).
---------------------------------------------------------------------------------------------------------------------------------
Brian Ferko,            Chief Compliance      Since September     Managing Director,     N/A                  N/A
500 East                Officer               20, 2010            Cipperman
Swedesford Road,                                                  Compliance
Suite 104 Wayne,                                                  Services;
PA 19087                                                          formerly with
(41)                                                              Aberdeen Asset
                                                                  Management,
                                                                  BHR Fund
                                                                  Advisers, Ardmore
                                                                  Investment
                                                                  Partners and
                                                                  Turner Investment
                                                                  Partners.
---------------------------------------------------------------------------------------------------------------------------------

* Denotes Trustees who are "interested persons" of the Trust or Fund under the 1940 Act.

**    The Fund Complex includes each series of the Trust.



--------------------------------------------------------------------------------
                                       49

DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return--the account values shown may not apply to your specific investment.


--------------------------------------------------------------------------------
                                       50

DISCLOSURE OF FUND EXPENSES
(UNAUDITED)                                               [RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

                                                                         BEGINNING    ENDING        NET        EXPENSES
                                                                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                                           VALUE      VALUE        EXPENSE     DURING
                                                                          4/1/12     9/30/12       RATIOS      PERIOD*
------------------------------------------------------------------------------------------------------------------------------------
RIVERPARK LARGE GROWTH FUND -- INSTITUTIONAL CLASS SHARES
Actual Fund Return                                                    $  1,000.00  $ 1,004.50        1.00%     $ 5.01
Hypothetical 5% Return                                                   1,000.00    1,020.00        1.00        5.05
------------------------------------------------------------------------------------------------------------------------------------
RIVERPARK LARGE GROWTH FUND -- RETAIL CLASS SHARES
Actual Fund Return                                                       1,000.00    1,003.80        1.27        6.36
Hypothetical 5% Return                                                   1,000.00    1,018.65        1.27        6.41
------------------------------------------------------------------------------------------------------------------------------------
RIVERPARK/WEDGEWOOD FUND -- INSTITUTIONAL CLASS SHARES
Actual Fund Return                                                       1,000.00    1,028.90        1.02        5.17
Hypothetical 5% Return                                                   1,000.00    1,019.90        1.02        5.15
------------------------------------------------------------------------------------------------------------------------------------
RIVERPARK/WEDGEWOOD FUND -- RETAIL CLASS SHARES
Actual Fund Return                                                       1,000.00    1,027.50        1.26        6.39
Hypothetical 5% Return                                                   1,000.00    1,018.70        1.26        6.36
------------------------------------------------------------------------------------------------------------------------------------
RIVERPARK SMALL CAP GROWTH FUND -- INSTITUTIONAL CLASS SHARES
Actual Fund Return                                                       1,000.00      976.00        1.24        6.13
Hypothetical 5% Return                                                   1,000.00    1,018.80        1.24        6.26
------------------------------------------------------------------------------------------------------------------------------------
RIVERPARK SMALL CAP GROWTH FUND -- RETAIL CLASS SHARES
Actual Fund Return                                                       1,000.00      975.00        1.49        7.36
Hypothetical 5% Return                                                   1,000.00    1,017.55        1.49        7.52
------------------------------------------------------------------------------------------------------------------------------------
RIVERPARK SHORT TERM HIGH YIELD FUND -- INSTITUTIONAL CLASS SHARES
Actual Fund Return                                                       1,000.00    1,021.40        1.00        5.05
Hypothetical 5% Return                                                   1,000.00    1,020.00        1.00        5.05
------------------------------------------------------------------------------------------------------------------------------------
RIVERPARK SHORT TERM HIGH YIELD FUND -- RETAIL CLASS SHARES
Actual Fund Return                                                       1,000.00    1,020.30        1.26        6.36
Hypothetical 5% Return                                                   1,000.00    1,018.70        1.26        6.36
------------------------------------------------------------------------------------------------------------------------------------
RIVERPARK LONG/SHORT OPPORTUNITY FUND -- INSTITUTIONAL CLASS SHARES
Actual Fund Return                                                       1,000.00    1,014.00        3.08***    15.51
Hypothetical 5% Return                                                   1,000.00    1,009.60        3.08***    15.47
------------------------------------------------------------------------------------------------------------------------------------
RIVERPARK LONG/SHORT OPPORTUNITY FUND -- RETAIL CLASS SHARES
Actual Fund Return                                                       1,000.00    1,013.00        3.22***    16.20
Hypothetical 5% Return                                                   1,000.00    1,008.90        3.22***    16.17
------------------------------------------------------------------------------------------------------------------------------------
RIVERPARK/GARGOYLE HEDGED VALUE FUND -- INSTITUTIONAL CLASS SHARES**
Actual Fund Return                                                       1,000.00      999.20        1.24        6.17
Hypothetical 5% Return                                                   1,000.00    1,018.80        1.24        6.26
------------------------------------------------------------------------------------------------------------------------------------
RIVERPARK/GARGOYLE HEDGED VALUE FUND -- RETAIL CLASS SHARES**
Actual Fund Return                                                       1,000.00      988.20        1.50        7.48
Hypothetical 5% Return                                                   1,000.00    1,015.25        1.50        7.59
------------------------------------------------------------------------------------------------------------------------------------


* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**   Commenced operations on April 30, 2012.

*** The annualized expense ratios include dividend expense during the six month period.



--------------------------------------------------------------------------------
                                       51

[RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------


   APPROVAL OF THE INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENTS

At an in-person meeting (the "Meeting") of the Board of Trustees (the "Board") of RiverPark Funds Trust (the "Trust"), held on September 5, 2012, the Board, including the Trustees who are not "interested persons" (hereafter, the "Independent Trustees") as that term is defined by the Investment Company Act of 1940, as amended (the "1940 Act"), approved the continuance of the Amended and Restated Investment Advisory Agreement (the "Advisory Agreement") between RiverPark Advisors, LLC (the "Adviser") and the Trust, on behalf of the RiverPark Large Growth Fund, RiverPark/Wedgewood Fund, RiverPark Small Cap Growth Fund, RiverPark Short Term High Yield Fund, RiverPark Long/Short Opportunity Fund and RiverPark/Gargoyle Hedged Value Fund (collectively, the "Funds"). In addition, the Board and the Independent Trustees approved the continuance of the sub-advisory agreement among the Adviser, the Trust, and Cohanzick Capital Management, LLC, on behalf of the RiverPark Short Term High Yield Fund, and the sub-advisory agreement among the Adviser, the Trust and Wedgewood Partners, Inc., on behalf of the RiverPark/Wedgewood Fund (the "Sub-Advisory Agreements").

The Independent Trustees received and discussed a memorandum from the Trust's legal counsel regarding the duties and responsibilities of the Board and the Independent Trustees under the 1940 Act in approving or renewing investment advisory agreements. In connection with its approval of the continuance of the Advisory Agreement and each Sub-Advisory Agreement, the Independent Trustees considered the following factors:

o The overall investment performance of the Adviser and each Sub-Adviser;

o The nature, scope and quality of the services to be provided by the Adviser and each Sub-Adviser;

o The costs of the services to be provided by the Adviser and each Sub-Adviser and the structure of the Adviser's fees, including that the Adviser is responsible for the payment of each Sub-Adviser's fees;

o The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect any economies of scale for the benefit of shareholders; and

o The profits to be realized by the Adviser and its affiliates from the relationship with each Fund.

None of these factors was determinative in the Independent Trustees' decision to approve the continuance of the Advisory Agreement and each Sub-Advisory Agreement, but each was a factor in the Independent Trustees' consideration.

In addition, the Independent Trustees discussed and considered materials which had been distributed to them in advance of the Board meeting and prepared by the Adviser and the Sub-Advisers in response to the questionnaire provided by Trust counsel regarding certain matters relevant to the approval of the continuance of the Advisory Agreement and each Sub-Advisory Agreement under
Section 15(c) of the 1940 Act. These materials included, among other things, information regarding: (a) the Adviser's and each Sub-Adviser's financial soundness and ability to honor any applicable expense reimbursement commitment;
(b) information on economies of scale (if any) resulting from growth of the Funds' assets; (c) the Adviser's and each Sub-Adviser's readiness and ability to timely provide high quality and adequate information as may be requested by the Trustees (or the Adviser, in the case of each Sub-Adviser); (d) regulatory issues; (e) each of the Adviser's and Sub-Adviser's compliance program and chief compliance officer; and (f) other material factors affecting the Adviser and each Sub-Adviser.


--------------------------------------------------------------------------------
                                       52

                                                          [RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

The Independent Trustees deliberated with counsel in executive session regarding the Advisory Agreement and each Sub-Advisory Agreement and considered the following material factors during their deliberations: (1) the nature, extent and quality of services provided by the Adviser and each Sub-Adviser;
(2) the investment performance of the Funds, the Adviser and each Sub-Adviser;
(3) the cost of services to be provided and the profits to be realized by the Adviser and its affiliates; (4) the extent to which economies of scale will be realized as the Funds grow; and (5) whether the fee levels reflect these economies of scale for the benefit of investors.

In considering the approval of the continuance of the Advisory Agreement, the Independent Trustees discussed each Fund's performance and the overall performance by the Adviser, their familiarity with the principals of the Adviser, their satisfaction with the Adviser's policies and procedures and the level of experience of the portfolio managers and their confidence in the Adviser's ability to continue to perform based on this experience. They further discussed the depth of resources and skill that the Adviser has demonstrated in its management of the Funds. In addition, the Independent Trustees noted the Adviser's demonstrated ability to comply with dynamic regulatory requirements and continued commitment to responsiveness and compliance going forward. They discussed the information that had been provided to them regarding the Adviser's fees, the Adviser's profitability and the expenses of the Funds and how this information compared to the data regarding other comparable funds. The Independent Trustees concluded that they had received and evaluated such information (including the Adviser's Code of Ethics and the current Advisory Agreement and Expense Limitation Agreement) as they deemed necessary (in consultation with counsel) in order to make an informed determination as to whether the current Advisory Agreement continues to be in the best interest of the Trust and the Funds' shareholders. In making their determination, no single factor was controlling in their decision, but rather the Independent Trustees considered all of these factors in their totality.

Regarding each Sub-Adviser, the Independent Trustees considered the performance of the relevant Funds and the Sub-Adviser's expertise in managing the applicable strategy, as well as the performance history of the Sub-Adviser demonstrated by the written materials provided in advance of the meeting. The Independent Trustees concluded that they continued to be satisfied with each Sub-Adviser's qualifications. They discussed the information that had been provided to them regarding the fees and impact on each Sub-Adviser's profitability. They determined that the arrangements that had been made with each Sub-Adviser regarding the absorption of certain costs and expenses or the operation with reduced or waived fees on certain assets of the relevant Funds demonstrated each Sub-Adviser's continued commitment to maintaining a reasonable expense ratio. They expressed their satisfaction with each Sub-Adviser's financial stability and prudent fiscal management and noted the continued personal investments of key management in each Sub-Adviser's strategy. With regard to each relevant Fund, the Independent Trustees noted they were satisfied with the data regarding other comparable funds and that the expenses in light of such expenses were reasonable. They concluded that they had received and evaluated such information as they deemed necessary (in consultation with Trust counsel) to make an informed determination as to whether each Sub-Advisory Agreement continues to be in the best interest of the relevant Fund and its shareholders. In making their determination, no single factor was controlling in their decision, but rather the Independent Trustees considered all of these factors in their totality.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreement and each Sub-Advisory Agreement were fair and reasonable; (b) concluded that the Adviser's and each Sub-Adviser's fees were reasonable in light of the services that the Adviser and each Sub-Adviser provides to the




--------------------------------------------------------------------------------
                                       53

[RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

APPROVAL OF THE INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENTS
                                  (CONTINUED)

Funds; and (c) agreed to approve the continuance of the Advisory Agreement and each Sub-Advisory Agreement through September 30, 2013.








--------------------------------------------------------------------------------
                                       54

                                                          [RIVERPARK FUNDS LOGO]
--------------------------------------------------------------------------------

                       NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have an September 30, 2012, tax year end, this notice is for informational purposes only. For shareholders with an September 30, 2012, tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended September 30, 2012, the Fund is designating the following items with regard to distributions paid during the year.


                                                                        LONG TERM        ORDINARY
                                                                       CAPITAL GAINS      INCOME           TOTAL        QUALIFYING
                                                                       DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DIVIDENDS (1)
                                                                       -------------   -------------   -------------   -------------
RiverPark Large Growth Fund                                                       0%              0%              0%              0%
RiverPark/Wedgewood Fund                                                          0%              0%              0%              0%
RiverPark Small Cap Growth Fund                                                   0%              0%              0%              0%
RiverPark Short Term High Yield Fund                                              0%            100%            100%              0%
RiverPark Long Short Opportunity Fund                                             0%              0%              0%              0%
RiverPark/Gargoyle Hedged Value Fund                                              0%              0%              0%              0%

                                                                             QUALIFYING       U.S.      QUALIFIED       QUALIFIED
                                                                              DIVIDEND    GOVERNMENT    INTEREST        SHORT-TERM
                                                                             INCOME (2)   INCOME (3)    INCOME(4)    CAPITAL GAIN(5)
                                                                             ----------   ----------   -----------   ---------------
RiverPark Large Growth Fund                                                          0%           0%            0%              100%
RiverPark/Wedgewood Fund                                                             0%           0%            0%              100%
RiverPark Small Cap Growth Fund                                                      0%           0%            0%                0%
RiverPark Short Term High Yield Fund                                                 0%           0%           91%                0%
RiverPark Long Short Opportunity Fund                                                0%           0%            0%                0%
RiverPark/Gargoyle Hedged Value Fund                                                 0%           0%            0%                0%





(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Advisors' Inner Circle Fund -- Edgewood Growth Fund who are residents of California, Connecticut, New Jersey and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5) The percentage in this column represents the amount of "Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.




--------------------------------------------------------------------------------
                                       55

                      (This page intentionally left blank)

                      (This page intentionally left blank)

                               INVESTMENT ADVISER
                            RiverPark Advisors, LLC
                        156 West 56th Street, 17th Floor
                            New York, New York 10019


                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                40 Water Street
                          Boston, Massachusetts 02109


                                 PRIME BROKERS:
                              Goldman Sachs & Co.
                          200 West Street, 3(rd) Floor
                               New York, NY 10282

                       Credit Suisse Securities (USA) LLC
                      300 Conshohocken State Rd -- Ste 600
                          West Conshohocken, PA 19428


                                 TRANSFER AGENT
                               DST Systems, Inc.
                        333 West 11th Street, 5th Floor
                          Kansas City, Missouri 64105


                                 ADMINISTRATOR
                     SEI Investments Global Funds Services
                         One Freedom Valley Drive Oaks,
                               Pennsylvania 19456


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                        Cohen Fund Audit Services, Ltd.
                          1350 Euclid Ave., Suite 800
                             Cleveland, Ohio 44115


                                  DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456


                                  FUND COUNSEL
                                 Blank Rome LLP
                              405 Lexington Avenue
                         New York, New York 10174-0208





                                                                 RPF-AR-001-0200

ITEM 2.       CODE OF ETHICS.

A code of ethics, as defined in Item 2 of Form NCSR, adopted by the registrant and applicable to the registrant's principal executive officer and principal financial officer, was in effect during the entire period covered by this report.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that Michael Cohen, member of the registrant's Audit Committee, is an "audit committee financial expert" and is "independent" as that term is defined in Item 3 of Form NCSR.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)(d) Aggregate fees billed to registrant for the fiscal years ended September 30, 2012 and September 30, 2011 for professional services rendered by registrant's principal accountant were as follows:


--------------------------------------------------------------------------------
                                                          2012          2011
--------------------------------------------------------------------------------

              (a)   Audit Fees                          $58,500       $55,000
--------------------------------------------------------------------------------

              (b)   Audit-Related Fees                     $-           $-
--------------------------------------------------------------------------------

              (c)   Tax Fees                            $12,500       $17,500
--------------------------------------------------------------------------------

              (d)   All Other Fees                         $-            $-
--------------------------------------------------------------------------------

Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.
All Other Fees include amounts billed for products and services other than those disclosed in paragraphs (a) through (c) of this Item.

(e)(1) The registrant's Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and NonAudit Services PreApproval Policy (the "Policy"), which requires the registrant's Audit Committee to preapprove all audit and nonaudit services provided by the principal accountant to the registrant. The Policy also requires the Audit Committee to preapprove any engagement of the principal accountant to provide nonaudit services to the registrant's investment adviser, if the services relate directly to the registrant's operations and financial reporting.

(e)(2) No services included in (b)(d) above were approved pursuant to paragraph
(c)(7)(i)(C) of Rule 201 of Regulation SX.

(f) Not applicable.

(g) The aggregate fees billed by registrant's principal accountant for nonaudit services rendered to the registrant, for nonaudit services rendered to the registrant's investment adviser, and for nonaudit services rendered to entities controlled by the adviser for the last fiscal year was $0.

(h) During the past fiscal year, all nonaudit services provided by registrant's principal accountant to either registrant's investment adviser or to any entity controlling, controlled by, or under common control with registrant's investment adviser that provides ongoing services to registrant were preapproved by the audit committee of registrant's board of trustees. Included in the audit committee's preapproval was the review and consideration as to whether the provision of these nonaudit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to openend management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSEDEND MANAGEMENT INVESTMENT COMPANIES.

Not applicable to openend management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSEDEND MANAGEMENT INVESTMENT COMPANIES.

Not applicable to openend management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSEDEND MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to openend management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal halfyear that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form NCSR is attached.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              RiverPark Funds Trust


By (Signature and Title)*                 /s/ Morty Schaja
                                          --------------------------------------
                                          Morty Schaja
                                          President

Date: December 7, 2012





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Morty Schaja
                                           -------------------------------------
                                           Morty Schaja
                                           President


Date: December 7, 2012


By (Signature and Title)*                 /s/ Michael Lawson
                                          --------------------------------------
                                          Michael Lawson
                                          Chief Financial Officer and Treasurer

Date: December 7, 2012



* Print the name and title of each signing officer under his or her signature.